Exhibit 99.3

Exception Grades
Run Date - 5/2/2024 10:23:43 AM
SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
221175761		3158517102		30363340			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2024-04-16): proof of delivery received Buyer Comment (2024-04-16): Please review Appraisal receipt located in file	04/16/2024			1	B	A	B	A	B	A	B	A	B	A		MA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175763		3158517106		30394440			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	E-sign Consent Agreement is missing.				Reviewer Comment (2024-04-17): Econsent form received Buyer Comment (2024-04-17): Please review e-consent	04/17/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175764		3158517108		30353733			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted].				Reviewer Comment (2024-04-16): [Redacted] was a holiday, disclosure sent timely. Buyer Comment (2024-04-16): Do not concur - [Redacted] was a holiday therefore should not be included in count and LE was issued within 3 days from the application date	04/16/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175764		3158517108		30353734			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	The right to receive a copy of appraisal was provided to the borrower on [Redacted] which is more than [Redacted] days after the loan application of [Redacted]. This issue is a waterfall finding related to the initial application date vs. initial LE date.				Reviewer Comment (2024-04-16): [Redacted] was a holiday, disclosure sent timely. Buyer Comment (2024-04-16): Do not concur - [Redacted] was a holiday therefore should not be included in count and LE was issued within 3 days from the application date	04/16/2024			1	B	A	B	A	B	A	B	A	B	A		UT	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175764		3158517108		30353735			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	File does not evidence the consumer was provided with the List of Homeownership Counseling Organizations within [Redacted] days of the loan application date. This issue is a waterfall finding related to the initial application date vs. initial LE date.				Reviewer Comment (2024-04-16): [Redacted] was a holiday, disclosure sent timely. Buyer Comment (2024-04-16): Do not concur - [Redacted] was a holiday therefore should not be included in count and LE was issued within 3 days from the application date	04/16/2024			1	B	A	B	A	B	A	B	A	B	A		UT	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175766		3158517112		30413200			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted] . Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-19): Sufficient Cure Provided At Closing		04/19/2024		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175769	3158517116	30362432	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	Final Closing Disclosure provided on [redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	Reviewer Comment (2024-04-26): SitusAMC received Letter of Explanation & Corrected Closing Disclosure.

Buyer Comment (2024-04-25): Please review POR that was in file

Buyer Comment (2024-04-24): Please review the corrected PC CD

Reviewer Comment (2024-04-19): The exception was regraded to EV2-B as the Flood Insurance is being disclosed to the consumer, just in the incorrect line item as it should be part of Homeowners Insurance, but instead was disclosed under Other.
The amounts to be considered under the "Homeowner's Insurance" category are "Premiums or other charges for insurance against loss of or damage to property, or against liability arising out of the ownership or use of property…" (§1026.4(b)(8)). On the [redacted] webinar hosted by the CFPB, it was clarified Flood Insurance would be placed within the Homeowner's Insurance category of the Estimated Taxes, Insurance & Assessments section as it would fall into the definition provided above.
The commentary to 1026.37(c)(4)(iv)-2 then states:
"Amounts paid by the creditor using escrow account funds. Section 1026.37(c)(4)(iv) requires the creditor to disclose an indication of whether the amounts disclosed pursuant to § 1026.37(c)(4)(ii) will be paid by the creditor using escrow account funds. If the amount disclosed pursuant to § 1026.37(c)(4)(ii) requires the creditor to disclose a description of more than one amount and only some of those amounts will be paid by the creditor using escrow account funds, the creditor may indicate that only some of those amounts will be paid using escrow account funds, such as by using the word "some."

Buyer Comment (2024-04-17): - The homeowners insurance is not escrowed therefore it is indicated as NO on the CD.
- The flood insurance is escrowed and place in the other column which indicates some.
Please advise why this is unacceptable
																			04/26/2024		2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175770		3158517117		30404295			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Evidence of appraisal delivery not provided. The version of the acknowledgment of receipt signed at closing has been deemed non-compliant as it does not specify whether borrower is acknowledging receipt of appraisal at least 3 business days prior to closing or has previously waived the delivery timing requirements and has received the appraisal.				Reviewer Comment (2024-04-23): appraisal delivery received Buyer Comment (2024-04-23): Please review Appraisal receipt that was in file	04/23/2024			1	B	A	B	A	B	A	B	A	B	A		AR	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175771		3158517119		30403924			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted] . Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure given in closing disclosure.				Reviewer Comment (2024-04-18): Sufficient Cure Provided At Closing		04/18/2024		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175773		3158517121		30377850			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted] . Sufficient or excess cure was provided to the borrower at Closing.	Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Reducted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-04-16): Sufficient Cure Provided At Closing		04/16/2024		1	A	A	A	A	A	A	A	A	A	A		PA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175774		3158517124		30411675			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted] . Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-19): Sufficient Cure Provided At Closing		04/19/2024		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175775		3158517126		30414194			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted] , Most Recent Tax Return End Date [Redacted] , Tax Return Due Date [Redacted] .	Based on the application date more recent tax returns may have been available. A tax return extension the [Redacted] [Redacted] is not provided.				Reviewer Comment (2024-04-24): Docs in file meet the Lender guidelines based on application date.			04/24/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175775		3158517126		30435164			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted] . Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2024-04-24): Sufficient Cure Provided within 60 Days of Closing		04/24/2024		1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175779		3158517132		30419347			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney Review Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted] . Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-22): Sufficient Cure Provided At Closing		04/22/2024		1	A	A	A	A	A	A	A	A	A	A		NV	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175784		3158517139		30412902			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [redacted], Most Recent Tax Return End Date [redacted], Tax Return Due Date [redacted].	The file was missing Most Recent Tax Return.				Reviewer Comment (2024-04-24): Documentation in file meets Lender guidelines.			04/24/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175784		3158517139		30412903			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [redacted], Most Recent Tax Return End Date [redacted], Tax Return Due Date [redacted].	The file was missing Most Recent Tax Return.				Reviewer Comment (2024-04-24): Documentation in file meets Lender guidelines.			04/24/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175784		3158517139		30437308			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	There is no proof in file that the appraisal was provided to the borrower.				Reviewer Comment (2024-04-25): proof of appraisal receipt received Buyer Comment (2024-04-25): Please review POR	04/25/2024			1	B	A	B	A	B	A	B	A	B	A		CO	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175785		3158517140		30410485			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification of appraisal dated [redacted] delivered to borrower was not provided.				Reviewer Comment (2024-04-25): appraisal receipt received Buyer Comment (2024-04-25): Please review POR	04/25/2024			1	B	A	B	A	B	A	B	A	B	A		NJ	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175785		3158517140		30410486			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall finding due to the missing third party verification of the borrowers' self-employment income as a [redacted], and DTI ratio exceeding guideline maximum, resulting in a loan designation discrepancy.				Reviewer Comment (2024-04-23): updated income and employment information, loan meets guidelines	04/23/2024			1	B	A	C	A	B	A	C	A	B	A		NJ	Second Home	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175785		3158517140		30410487			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Schedule C	General QM: Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.	The file is missing the required third party verification for the co-borrower's self-employment income.				Reviewer Comment (2024-04-23): removed income from consideration Buyer Comment (2024-04-23): Do not concur. The [redacted] 1099 Schedule C exists solely to report 1099 income brokered through [redacted]. commissionable investments and insurance products.	04/23/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175785		3158517140		30410490			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to the missing third party verification of the borrower's self-employment income for [redacted] and DTI ratio exceeding guideline maximum.				Reviewer Comment (2024-04-23): updated income and employment information, loan meets guidelines	04/23/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175785		3158517140		30410496			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Waterfall finding due to the missing third party verification of the borrowers/ self-employment income.				Reviewer Comment (2024-04-23): updated income and employment information, loan meets guidelines	04/23/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175785		3158517140		30410497			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to the missing third party verification of the borrowers' self-employment income and the DTI being over guidelines.				Reviewer Comment (2024-04-23): updated income and employment information, loan meets guidelines	04/23/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175785		3158517140		30423185			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [redacted]% moderately exceeds the guideline maximum of [redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Difference in DTI due to slight difference in amount of income used to qualify. Review income is $[redacted] for B1 and $[redacted] for the co-borrower.				Reviewer Comment (2024-04-23): updated income calculation, loan now meets DTI limits in guidelines	04/23/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175785		3158517140		30423228			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Difference in DTI due to slight difference in amount of income used to qualify. Review income is $[redacted] for B1 and $[redacted] for the co-borrower.				Reviewer Comment (2024-04-23): updated income calculation, now meets DTI limits Buyer Comment (2024-04-23): Do not concur. B2 has monthly income distribution of $[redacted] per month without penalty from [redacted]IRA which accounts for the difference (please see attached letter in file).	04/23/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175787		3158517145		30412355			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2024-04-24): proof of appraisal receipt received Buyer Comment (2024-04-24): Please review Appraisal POR that was in file	04/24/2024			1	B	A	B	A	B	A	B	A	B	A		NC	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175789		3158517147		30405464			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Appraisal report dated [Redacted] missing evidence of receipt.				Reviewer Comment (2024-04-24): proof of appraisal receipt received Buyer Comment (2024-04-24): Please review Appraisal POR that was in file	04/24/2024			1	B	A	B	A	B	A	B	A	B	A		NC	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175790		3158517149		30353655			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-13): Sufficient Cure Provided At Closing		04/13/2024		1	A	A	A	A	A	A	A	A	A	A		VA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175792		3158517151		30413132			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted] . Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-19): Sufficient Cure Provided At Closing		04/19/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175795	3158517157	30375911	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney's Fee (Closing Agent and Other). Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Attorney Fee was last disclosed as $[redacted] on LE but disclosed as $[redacted] on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.	Reviewer Comment (2024-04-30): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD.

Buyer Comment (2024-04-30): Please see attached: PCCD, refund check, LOE and tracking.

Reviewer Comment (2024-04-23): SitusAMC received corrected PCCD to move the fee from section C to B. However, LOE to borrower was not located in trailing documents. Moreover, the fee was payable to [redacted] title company and the fee was disclosed without Title prefix, hence, the fee automatically default under 0% tolerance testing. Cure would be due to borrower. Cure consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.

Buyer Comment (2024-04-19): Review -CD attached
																			04/30/2024		2	C	B	C	B	C	B	C	B	C	B		MA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175796		3158517158		30353773			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after [Redacted] declared end date.				Reviewer Comment (2024-04-19): PDI with inspection date of [Redacted], shows no damage to property Buyer Comment (2024-04-19): Please see attached post-disaster inspection.	04/19/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175796		3158517158		30401005			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	No documentation in file to evidence delivery to the borrower.				Reviewer Comment (2024-04-18): proof of appraisal receipt received, D0396 Buyer Comment (2024-04-18): Please see attached receipt of the appraisal.	04/18/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175800		3158517164		30346172			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-04-12): Sufficient Cure Provided At Closing		04/12/2024		1	A	A	A	A	A	A	A	A	A	A		GA	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175801		3158517166		30363303			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-15): Sufficient Cure Provided At Closing		04/15/2024		1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175802		3158517168		30409617			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted] . Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-19): Sufficient Cure Provided At Closing		04/19/2024		1	A	A	A	A	A	A	A	A	A	A		DC	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175802		3158517168		30409654			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	Verification of employment is not provided within ten (10) business days of the Note for borrower1.				Reviewer Comment (2024-04-24): VOE dated [Redacted] received Buyer Comment (2024-04-24): Please find attached VVOE for [Redacted] dated within 10 days of Note date.	04/24/2024			1	C	A	C	A	C	A	C	A	C	A		DC	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175806		3158517176		30404520			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Note amount is $[redacted], and the appraisal did not provide an estimated cost new, but the appraised value is $[redacted]. Based on hazard insurance coverage of $[redacted], plus extended coverage of $[redacted], for total coverage of $[redacted], the loan is short of the required coverage by $[redacted]. An Insurer's Replacement Cost Estimate was not in file.				Reviewer Comment (2024-05-01): upon re-review of the appraisal with the estimated cost new of $[redacted], the HOI coverage in place meets guideline requirements. Buyer Comment (2024-05-01): Do not concur-Sufficient coverage provided on HOI $[redacted]; this covers Note amount of $[redacted] and the Replacement Cost New on the Appraisal of $[redacted]	05/01/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175809		3158517180		30393122			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure [Redacted] on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.)	TRID Final Closing Disclosure [Redacted] on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. Please provide a copy of the seller CD.				Reviewer Comment (2024-04-19): [Redacted] received Seller CD and Settlement Statement. no seller paid fees associated with this builder direct pur[Redacted]. Buyer Comment (2024-04-17): Please see attached seller paid fees.	04/19/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175812		3158517184		30347133			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-13): Sufficient Cure Provided At Closing		04/13/2024		1	A	A	A	A	A	A	A	A	A	A		VA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175813		3158517189		30410105			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted] . Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-19): Sufficient Cure Provided At Closing		04/19/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175814		3158517191		30353695			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2024-04-17): proof of appraisal receipt received Buyer Comment (2024-04-17): Please see attached acknowledgment receipt of the appraisal	04/17/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175816		3158517193		30413822			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Appraisal report dated [Redacted] missing evidence of receipt by applicant three (3) business days prior to consummation.				Reviewer Comment (2024-04-24): appraisal acknowledgement form received Buyer Comment (2024-04-24): Please see attached receipt of appraisal acknowledgment.	04/24/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175817		3158517194		30345841			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Extension Fee was increased on the [Redacted] Closing Disclosure from $[Redacted] to $[Redacted] with no valid Change of Circumstance for this date found in the file and not evidence of a tolerance cure.				Reviewer Comment (2024-04-17): [Redacted] received VCC for rate lock extension. Buyer Comment (2024-04-16): Please review the attached CIC - The lock was extended which increased the lock extension fee to $[Redacted]	04/17/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175820		3158517199		30353648			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-13): Sufficient Cure Provided At Closing		04/13/2024		1	A	A	A	A	A	A	A	A	A	A		NJ	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175823		3158517204		30346517			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Appraisal sent on [redacted]. Default receipt date is [redacted], which is less than 3 business days prior to Note date ([redacted]). Borrower's acknowledgment of receipt not provided.				Reviewer Comment (2024-04-16): proof of appraisal delivery received Buyer Comment (2024-04-16): Please see attached acknowledgment receipt of the appraisal.	04/16/2024			1	B	A	B	A	B	A	B	A	B	A		DC	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175823		3158517204		30346518			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Negative Amortization	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether the loan contains Negative Amortization.	None of the applicable checkboxes are marked on p. 4 of the final Closing Disclosure.				Reviewer Comment (2024-05-01): updated CD with appropriate check box completed for neg am Buyer Comment (2024-05-01): Please find attached CD with the applicable checkbox on page 4 whether the loan contains Negative Amortization.	05/01/2024			1	C	A	C	A	C	A	C	A	C	A		DC	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175827		3158517210		30396364			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	No evidence of receipt of appraisal to the borrower before closing and timing waiver provided for borrower receipt of appraisal at closing.				Reviewer Comment (2024-04-18): proof of appraisal delivery received Buyer Comment (2024-04-18): Do not concur -Appraisal proof of delivery attached	04/18/2024			1	B	A	B	A	B	A	B	A	B	A		MN	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175827		3158517210		30396552			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	E-sign Consent Agreement is missing.				Reviewer Comment (2024-04-18): eConsent form recieved Buyer Comment (2024-04-18): Do not concur- Consents attached	04/18/2024			1	C	A	C	A	C	A	C	A	C	A		MN	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175829	3158517213	30366863	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.	Loan file is missing the documentation to evidence the transfer of the gift funds to the borrower. File only contains a gift letter which is not sufficient.	Reviewer Comment (2024-04-25): sufficient asset documentation in file

Buyer Comment (2024-04-25): Do not concur.[Redacted] #[Redacted]= $[Redacted] business assets owned by the borrower's [Redacted], [Redacted]. which are an eligible source of closing funds (only ineligible for reserve requirement). No noteworthy deposits or withdrawals identified, and a full sixty days of transaction history was documented.  Applying this account to funds to close shows sufficient assets without the gift.

Reviewer Comment (2024-04-16): Received copy of the gift letter, which was already reviewed.  Missing evidence of transfer of gift funds.

Buyer Comment (2024-04-16): Gift funds attached
																		04/25/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175829	3158517213	30367005	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to the missing gift documentation, resulting in a loan designation discrepancy.	Reviewer Comment (2024-04-25): sufficient asset documentation in file

Buyer Comment (2024-04-25): Do not concur. [Redacted] = $[Redacted]business assets owned by the borrower's [Redacted], [Redacted]. which are an eligible source of closing funds (only ineligible for reserve requirement). No noteworthy deposits or withdrawals identified, and a full sixty days of transaction history was documented.  Applying this account to funds to close shows sufficient assets without the gift.

Reviewer Comment (2024-04-16): Received copy of the gift letter, which was already reviewed.  Missing evidence of transfer of gift funds.

Buyer Comment (2024-04-16): Gift funds attached
																		04/25/2024			1	B	A	C	A	B	A	C	A	B	A		WA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175829	3158517213	30367006	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Loan file is missing the documentation to evidence the transfer of the gift funds to the borrower. File only contains a gift letter which is not sufficient.	Reviewer Comment (2024-04-25): sufficient asset documentation in file

Buyer Comment (2024-04-25): Do not concur. [Redacted] = $[Redacted] business assets owned by the borrower's [Redacted], [Redacted]. which are an eligible source of closing funds (only ineligible for reserve requirement). No noteworthy deposits or withdrawals identified, and a full sixty days of transaction history was documented.  Applying this account to funds to close shows sufficient assets without the gift.

Reviewer Comment (2024-04-16): Received copy of the gift letter, which was already reviewed.  Missing evidence of transfer of gift funds.

Buyer Comment (2024-04-16): Gift funds attached
																		04/25/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175829	3158517213	30367177	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to the missing gift documentation.	Reviewer Comment (2024-04-25): sufficient asset documentation in file

Buyer Comment (2024-04-25): Do not concur. [Redacted] = $[Redacted] business assets owned by the borrower's [Redacted], [Redacted] which are an eligible source of closing funds (only ineligible for reserve requirement). No noteworthy deposits or withdrawals identified, and a full sixty days of transaction history was documented.  Applying this account to funds to close shows sufficient assets without the gift.

Reviewer Comment (2024-04-16): Received copy of the gift letter, which was already reviewed.  Missing evidence of transfer of gift funds.

Buyer Comment (2024-04-16): Gift funds attached
																		04/25/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175829	3158517213	30367613	Credit	Missing Document	General	Missing Document	Missing Document: Donor Check not provided	Loan file is missing evidence of transfer of the gift funds from the donor to the borrower.	Reviewer Comment (2024-04-25): sufficient asset documentation in file, without the gift funds

Buyer Comment (2024-04-25): Do not concur. [Redacted] = $[Redacted] business assets owned by the borrower's[Redacted], [Redacted]. which are an eligible source of closing funds (only ineligible for reserve requirement). No noteworthy deposits or withdrawals identified, and a full sixty days of transaction history was documented.  Applying this account to funds to close shows sufficient assets without the gift.

Reviewer Comment (2024-04-16): Received copy of the gift letter, which was already reviewed.  Missing evidence of transfer of gift funds.

Buyer Comment (2024-04-16): Gift funds attached
																		04/25/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175830		3158517214		30362410			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	The initial escrow amount figure on the signed Initial Escrow Account Statement does not match the Section G total on the Post-Close Closing Disclosure.				Reviewer Comment (2024-04-23): documentation matches Buyer Comment (2024-04-18): Do Not concur CD attached Buyer Comment (2024-04-18): Do Not concur- Final CD and IEADs indicate same value	04/23/2024			1	B	A	B	A	B	A	B	A	B	A		SC	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175830	3158517214	30362411	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on [redacted] are underdisclosed.	Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on [redacted] are underdisclosed because it doesn't break out the flood insurance from the homeowner's.	Reviewer Comment (2024-04-30): SitusAMC received [redacted] CD & LOE

Buyer Comment (2024-04-30): Post CD and letter attached

Reviewer Comment (2024-04-22): SitusAMC 1003 and 1008 reflects $[redacted] as Flood insurance and $[redacted] as other insurance. Kindly advise, what is the other insurance of $[redacted]. Exception will be re-evaluated once the updated documents are received.

Buyer Comment (2024-04-18): Do Not Concur- The Addendum to Closing Disclosure indicates for Property Ins, Homeowners Ins and Flood Ins- this is acceptable , all are included in escrows. (page 4 of Final CD Escrows Property Costs over year 1 *See attached page for additional information*)
																		04/30/2024			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175832		3158517216		30411059			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.					Reviewer Comment (2024-04-24): appraisal acknowledgement form received, [Redacted] Buyer Comment (2024-04-24): Do not concur-Appraisal Acknowledgement attached , #1 states **alternatively** - signed and dated by borrowers	04/24/2024			1	B	A	B	A	B	A	B	A	B	A		OR	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175832		3158517216		30437987			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted]exceeds tolerance of $[Redacted]plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2024-04-24): Sufficient Cure Provided within 60 Days of Closing		04/24/2024		1	A	A	A	A	A	A	A	A	A	A		OR	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175833		3158517217		30346543			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Evidence of delivery of updated appraisal not provided.				Reviewer Comment (2024-04-16): proof of appraisal delivery received Buyer Comment (2024-04-16): proof of Appraisal delivery attached	04/16/2024			1	B	A	B	A	B	A	B	A	B	A		TX	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175835		3158517222		30427097			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	The earliest disclosure provided was issued on[Redacted], which is more than 3 business days past the application date of [Redacted].				Reviewer Comment (2024-04-24): evidence of ABA provided on [Redacted] received Buyer Comment (2024-04-24): Do not concur- Disclosure Tracking Summary attached confirming ABA provided [Redacted]; this is acceptable	04/24/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175836		3158517223		30381019			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure [redacted] on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.)	Seller paid fees were not indicated on the borrower CD on a purchase transaction. Please provide a copy of the seller CD.				Reviewer Comment (2024-04-30): SitusAMC received Seller CD Buyer Comment (2024-04-26): Seller CD attached	04/30/2024			1	C	A	C	A	C	A	C	A	C	A		NV	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175840		3158517230		30353692			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure was provided at closing.				Reviewer Comment (2024-04-13): Sufficient Cure Provided At Closing		04/13/2024		1	A	A	A	A	A	A	A	A	A	A		SD	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175840		3158517230		30353694			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Initial Escrow Account Statement is missing from the file.				Reviewer Comment (2024-04-23): initial escrow account disclosure received, and was signed by the borrower at closing. Buyer Comment (2024-04-23): Initial Escrow Acct Stmt attached	04/23/2024			1	B	A	B	A	B	A	B	A	B	A		SD	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175840		3158517230		30392368			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.	Final CD dated [Redacted] disclosed an escrow payment that does not match the actual payment for the loan. The [Redacted] in the amount of $[Redacted] was not included on the Final CD, but is addressed by the UW on the [Redacted].				Reviewer Comment (2024-04-18): Acceptable with new construction property with catch-up amount per the [Redacted]. Buyer Comment (2024-04-17): Do not concur: This is a new construction property. The reason why taxes show $[Redacted] on the final CD is due to that being the total current property taxes as you cannot over escrow. This why borrowers sign payment shock letters knowing of the jump and shortage once they are fully assessed. This is standard new construction practice which includes jumbo loans.	04/18/2024			1	C	A	C	A	C	A	C	A	C	A		SD	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175840		3158517230		30392369			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted]disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.	Final CD dated [Redacted] disclosed an escrow payment that does not match the actual payment for the loan. The [Redacted][Redacted]in the amount of $[Redacted] was not included on the Final CD, but is addressed by the UW on the [Redacted].				Reviewer Comment (2024-04-18): Acceptable with new construction property with catch-up amount per the [Redacted]. Buyer Comment (2024-04-17): Do Not Concur: This is a new construction property. The reason why taxes show $[Redacted] on the final CD is due to that being the total current property taxes as you cannot over escrow. This why borrowers sign payment shock letters knowing of the jump and shortage once they are fully assessed. This is standard new construction practice which includes jumbo loans.	04/18/2024			1	C	A	C	A	C	A	C	A	C	A		SD	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175840		3158517230		30393299			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted]exceeds tolerance of $[Redacted]plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-17): Sufficient Cure Provided At Closing		04/17/2024		1	A	A	A	A	A	A	A	A	A	A		SD	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175843		3158517237		30410399			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Processing Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower.	Valid COC is not available for Title - [Redacted]Fee.				Reviewer Comment (2024-04-19): Sufficient Cure Provided within [Redacted] Days of Closing		04/19/2024		1	A	A	A	A	A	A	A	A	A	A		SC	Second Home	Purchase		A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175844		3158517238		30404832			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Note amount is $[redacted], and the estimated cost new is not disclosed on the appraisal. Based on hazard insurance coverage of $[redacted], plus extended coverage of $[redacted], for total coverage of $[redacted], the loan is short of the required coverage by $[redacted]. An Insurer's Replacement Cost Estimate was not in file.				Reviewer Comment (2024-04-25): RCE received, HOI coverage is acceptable Buyer Comment (2024-04-25): Replacement Cost Coverage attached	04/25/2024			1	C	A	C	A	C	A	C	A	C	A		ID	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175846		3158517241		30412405			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [Redacted], which does not meet securitization requirements.				Reviewer Comment (2024-04-24): FNMA UCDP with CU risk score of [Redacted] received Buyer Comment (2024-04-24): Do not concur -Secondary Valuation attached	04/24/2024			1	D	A	D	A	D	A	D	A	D	A		FL	Second Home	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175848	3158517244	30364815	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.	Reviewer Comment (2024-04-22): client accepts EV2

Buyer Comment (2024-04-22): Concur- Accept EV2 Initial Escrow Payment By All Parties

Reviewer Comment (2024-04-22): [Redacted] has discussed this specific issue with outside counsel in the past.  We note that 1026.38(l)(7) [Escrow Account on page 4] basically refers to 1026.38(g)(3) [Section G on page 2 of CD]. In (g)(3), the only total that is referenced is the borrower-paid total. Further, it makes sense that the (l)(7) disclosure in the CD matches up with the borrower-paid total because we note that the (l)(7) disclosure states "A cushion for the escrow account you [i.e., the borrower] pay for at closing." To permit a total that is both borrower- and non-borrower paid would appear misleading since that would then not be the amount that "you [i.e., the borrower]" is paying.  The exception is graded as an EV2 instead of an EV3 given the instructions in the CFPB Small Entity Compliance Guide.

Buyer Comment (2024-04-18): Do Not concur- The CD Loan Disclosure Initial Escrow payment is valid, attached initial Escrow Disclosure Stmt which corresponds
																				04/22/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175849		3158517245		30363239			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.	The applicable checkbox in the Estimated Taxes, Insurance & Assessments section on p.1 of the final CD is not marked. This issue is corrected on the post-closing CD issued on [Redacted]; however the file is missing the Letter of Explanation to the borrowers which is required to complete the cure of the issue.				Reviewer Comment (2024-04-19): [Redacted] received Letter of Explanation & Corrected Closing Disclosure. Buyer Comment (2024-04-17): Please review attached proof of delivery and letter to borrower		04/19/2024		2	C	B	C	B	C	B	C	B	C	B		CO	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175849		3158517245		30363240			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Negative Amortization	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan contains Negative Amortization.	None of the applicable checkboxes in the Loan Disclosures section on p.4 of the final CD is not marked. This issue is corrected on the post-closing CD issued on [Redacted]; however the file is missing the Letter of Explanation to the borrowers which is required to complete the cure of the issue.				Reviewer Comment (2024-04-19): [Redacted] received Letter of Explanation & Corrected Closing Disclosure. Buyer Comment (2024-04-17): Please review attached proof of delivery and letter to borrower		04/19/2024		2	C	B	C	B	C	B	C	B	C	B		CO	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175849		3158517245		30363241			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Partial Payments	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan allows for Partial Payments.	None of the applicable checkboxes in the Loan Disclosures section on p.4 of the final CD is not marked. This issue is corrected on the post-closing CD issued on [Redacted]; however the file is missing the Letter of Explanation to the borrowers which is required to complete the cure of the issue.				Reviewer Comment (2024-04-19): [Redacted] received Letter of Explanation & Corrected Closing Disclosure. Buyer Comment (2024-04-17): Please review attached proof of delivery and letter to borrower		04/19/2024		2	C	B	C	B	C	B	C	B	C	B		CO	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175849		3158517245		30363242			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Taxes Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether property taxes are included in escrow.	The applicable checkbox in the Estimated Taxes, Insurance & Assessments section on p.1 of the final CD is not marked. This issue is corrected on the post-closing CD issued on [Redacted]; however the file is missing the Letter of Explanation to the borrowers which is required to complete the cure of the issue.				Reviewer Comment (2024-04-19): [Redacted] received Letter of Explanation & Corrected Closing Disclosure. Buyer Comment (2024-04-17): Please review attached proof of delivery and letter to borrower		04/19/2024		2	C	B	C	B	C	B	C	B	C	B		CO	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175850	3158517248	30381969	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus [redacted]% or $[redacted]. Insufficient or no cure was provided to the borrower.	Recording Fee disclosed as $[redacted] on the initial Loan Estimate but disclosed as $[redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for fee increase. Receipt of updated fee from settlement agent is invalid without underlying reason for increase.	Reviewer Comment (2024-05-01): The provided documentation for increase in recording fees is insufficient. The recording of a PUD rider should have been something the lender was aware of at initial disclosure. Cure is required.

Buyer Comment (2024-05-01): Please review additional explanation attached that corresponds with the Change in Circumstance

Reviewer Comment (2024-04-19): SitusAMC received Changed Circumstance dated [redacted] which is already in file, but it does not give sufficient information on why the unanticipated pages was increased. In order to determine if the changed circumstance is valid more information is necessary on reason fee increase and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2024-04-18): Do not concur-Valid Change in Circumstance form attached; Recording fee increase based on need to record additional unanticipated pages of Deed
																					3	C	C	C	C	C	C	C	C	C	C		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175851		3158517249		30402767			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided				Reviewer Comment (2024-04-19): final title policy received Buyer Comment (2024-04-19): Title attached	04/19/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175852		3158517250		30404643			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	There is no proof in file that the appraisal was provided to the borrower.				Reviewer Comment (2024-04-24): proof of appraisal delivery received Buyer Comment (2024-04-24): Do not concur- Disclosure Tracking Summary attached confirms Appraisal provided [Redacted]; this is acceptable	04/24/2024			1	B	A	B	A	B	A	B	A	B	A		TN	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175852		3158517250		30404644			Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Creditor did not provide FACTA Credit Score Disclosure.				Reviewer Comment (2024-04-24): FACTA disclosure received Buyer Comment (2024-04-24): FACTA attached	04/24/2024			1	B	A	B	A	B	A	B	A	B	A		TN	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175852		3158517250		30404647			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	The Affiliated Business Arrangement Disclosure was provided to the borrower on the closing date [Redacted]				Reviewer Comment (2024-04-24): proof of ABA delivery on [Redacted] received Buyer Comment (2024-04-24): Do Not Concur- Disclosure Tracking Summary attached confirms Affiliated Business Disclosure received [Redacted]; this is acceptable	04/24/2024			1	B	A	B	A	B	A	B	A	B	A		TN	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175856	3158517258	30346185	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[redacted] is under disclosed by $[redacted] compared to the calculated Finance Charge of $[redacted] which exceeds the $[redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).	Finance Charge disclosed on Final Closing Disclosure is $[redacted]. Due Diligence Finance Charge is $[redacted]. There is a variance of -$[redacted]. Discrepancy appears to be caused by exclusion of the following fee(s) from lender's calculation: Title - Title Services Lenders ($[redacted]).	Reviewer Comment (2024-05-01): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD.

Buyer Comment (2024-05-01): .

Buyer Comment (2024-05-01): Please review refund

Reviewer Comment (2024-04-24): SitusAMC received lender certification of the breakdown of Title-Title Services Lenders. All fees listed except for Title-endorsement for $[redacted] would be considered Finance Charges... Title-Sub-Escrow, Title-Wire & Title Recording service fee.  updated calculation reflects that finance charge was underdisclsoed by $[redacted].  Cure with Corrected CD, LOE to borrower, copy of cure refund of $[redacted] and proof of mailing.

Buyer Comment (2024-04-22): please review breakdown of lenders title services

Reviewer Comment (2024-04-18): Please provide explanation or statement from title company on what services were performed for title services to determine if excludable from finance charge considerations.  not all title fees are excluded from finance charges finance charge determination is based on 1026.4 and purpose of fee

Buyer Comment (2024-04-17): Do Not Concur - Lenders Title Services ([redacted]) associated with Lenders Title Insurance - paid to same provider [redacted] Title Company - should be considered Non-APR
																			05/01/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175857		3158517259		30414534			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The FNMA UCDP in file had a risk score of [Redacted], which does not meet securitization requirements.				Reviewer Comment (2024-04-24): AVM supporting the appraised value has been received. Buyer Comment (2024-04-24): AVM Reviewer Comment (2024-04-24): AVM did not load correctly, please resend it. Buyer Comment (2024-04-24): please review AVM	04/24/2024			1	D	A	D	A	D	A	D	A	D	A		FL	Primary	Purchase		D	B	C	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175857		3158517259		30414571			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	The file was missing E-Sign Consent Agreement				Reviewer Comment (2024-04-24): eConsent form received Buyer Comment (2024-04-24): DO Not Concur - E- Consent agreement in file	04/24/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		D	B	C	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175857		3158517259		30437941			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception to use income from capital gains. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted] % and $[Redacted] .	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-24): Universal Product Exception Form in file, exception approved with comp factors.			04/24/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		D	B	C	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175860		3158517265		30353663			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Evidence of appraisal delivery not provided. The version of the acknowledgment of receipt signed at closing has been deemed non-compliant as it does not specify whether borrower is acknowledging receipt of appraisal at least 3 business days prior to closing or has previously waived the delivery timing requirements and has received the appraisal.				Reviewer Comment (2024-04-17): proof of delivery received Buyer Comment (2024-04-17): Do Not Concur - Acknowledgment of receipt of appraisal report is a sufficient timing document - it clearly states either timing was waived or they are confirming they did receive the appraisal three days prior to consummation ( if waiver is not in file then they are confirming that they did receive the appraisal three days prior to closing)	04/17/2024			1	B	A	B	A	B	A	B	A	B	A		AZ	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175861		3158517267		30404804			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2024-04-18): Sufficient Cure Provided within [Redacted] Days of Closing		04/18/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase		A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175862		3158517268		30353750			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2024-04-23): final title policy received Buyer Comment (2024-04-23): please review policy	04/23/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175862		3158517268		30402316			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2024-04-17): Sufficient Cure Provided within 60 Days of Closing		04/17/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175863		3158517269		30410672			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-19): Sufficient Cure Provided At Closing		04/19/2024		1	A	A	A	A	A	A	A	A	A	A		UT	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175865		3158517271		30376632			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	No proof of appraisal delivery in file.				Reviewer Comment (2024-04-18): proof of appraisal delivery received Buyer Comment (2024-04-18): Do Not Concur - please review E- receipt	04/18/2024			1	B	A	B	A	B	A	B	A	B	A		AZ	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175868		3158517276		30377491			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure [Redacted] on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.)	Final Closing Disclosure [Redacted] on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. Please provide a copy of the seller CD.				Reviewer Comment (2024-04-23): [Redacted] received Seller CD. Buyer Comment (2024-04-19): {Please review seller CD	04/23/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175869		3158517278		30406891			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Missing HOA Verification documentation for retained investment property.				Reviewer Comment (2024-04-19): verification of no HOA dues received Buyer Comment (2024-04-19): REO not in a PUD	04/19/2024			1	C	A	C	A	C	A	C	A	C	A		NV	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175871		3158517282		30379625			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2024-04-19): borrower acknowledgement of appraisal receipt received Buyer Comment (2024-04-19): please review borrower email confirming receipt of appraisal prior to closing	04/19/2024			1	B	A	B	A	B	A	B	A	B	A		NJ	Second Home	Purchase		B	B	A	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175871		3158517282		30443975			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception of use of capital gains / income documentation. Exception approved, with comp factors.	Borrower has verified disposable income of at least $[redacted]. Borrower has worked in the same position for more than [redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted]. Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted]. The representative FICO score exceeds the guideline minimum by at least [redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-25): Universal Product Exception Form in file, exception approved with comp factors.			04/25/2024	2		B		B		B		B		B		NJ	Second Home	Purchase		B	B	A	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175872		3158517283		30375818			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	No evidence of verbal verification of employment within [Redacted] business days of the Note date in loan file.				Reviewer Comment (2024-04-19): VVOE dated [Redacted] received Buyer Comment (2024-04-19): please review VVOE	04/19/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175872		3158517283		30408162			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Exception Form in file for lender exceptions to allow for seller paid concessions on a non-arms length transaction. Exception approved, with comp factors.	Borrower has verified disposable income of at least $[Redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Universal Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC	Reviewer Comment (2024-04-18): Universal Exception Form in file, exception approved with comp factors.			04/18/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175873		3158517284		30402319			Credit	Title	Document Error	Title	The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The proposed amount of the lender's policy is not disclosed on the title commitment. The final title policy is not provided.				Reviewer Comment (2024-04-18): title coverage received Buyer Comment (2024-04-18): Do Not Concur - please review page 4 of upload -Amount: $[Redacted]	04/18/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175875		3158517286		30377267			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-04-25): final title policy received with sufficient loan amount coverage Buyer Comment (2024-04-25): Please review Title attached	04/25/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Second Home	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175875		3158517286		30377636			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower.	We have COC in file dated [redacted] for Appraisal Review Fee, however cure is not available.				Reviewer Comment (2024-04-16): Sufficient Cure Provided within 60 Days of Closing		04/16/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Second Home	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175878		3158517293		30364115			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The preliminary title report in file disclosed $[Redacted] of title insurance coverage; however this is less than the loan amount of $[Redacted]. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2024-04-22): short form final title received Buyer Comment (2024-04-22): please review final title	04/22/2024			1	B	A	B	A	B	A	B	A	B	A		TX	Primary	Purchase		B	A	B	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175878		3158517293		30364138			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Evidence of receipt of appraisal was not provided in the file.				Reviewer Comment (2024-04-19): appraisal acknowldegement received Buyer Comment (2024-04-19): waiver in file Buyer Comment (2024-04-19): please review appraisal receipt	04/19/2024			1	B	A	B	A	B	A	B	A	B	A		TX	Primary	Purchase		B	A	B	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175879		3158517295		30410587			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-19): Sufficient Cure Provided At Closing		04/19/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175879		3158517295		30410588			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-19): Sufficient Cure Provided At Closing		04/19/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175882		3158517299		30375957			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: ___	The file was missing a copy of the final title policy.				Reviewer Comment (2024-04-22): final title policy received	04/22/2024			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175882		3158517299		30375958			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Provide a copy of the final title policy or an addendum to the the report verifying title insurance of at least the loan amount.				Reviewer Comment (2024-04-22): final title policy received Buyer Comment (2024-04-22): please review title policy	04/22/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175883		3158517300		30387030			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Tax Verification is missing for investment property.				Reviewer Comment (2024-04-19): tax verification received Buyer Comment (2024-04-19): Property is a Co Op and verification of dues at $[Redacted] in file	04/19/2024			1	C	A	C	A	C	A	C	A	C	A		CT	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175883		3158517300		30387034			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	Missing electronic consent form.				Reviewer Comment (2024-04-19): Econsent form recieved Buyer Comment (2024-04-19): please review e-consent	04/19/2024			1	C	A	C	A	C	A	C	A	C	A		CT	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175884		3158517303		30405376			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Neither evidence of delivery of final appraisal nor compliant acknowledgment of receipt signed at closing is provided.				Reviewer Comment (2024-04-22): appraisal acknowledgement form received Buyer Comment (2024-04-22): please review appraisal acknowledgement	04/22/2024			1	B	A	B	A	B	A	B	A	B	A		MN	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175884		3158517303		30405377			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Neither evidence of delivery of preliminary appraisal nor compliant acknowledgment of receipt signed at closing is provided.				Reviewer Comment (2024-04-22): appraisal acknowledgement form received Buyer Comment (2024-04-22): please review appraisal acknowledgement	04/22/2024			1	B	A	B	A	B	A	B	A	B	A		MN	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175884		3158517303		30405401			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-18): Sufficient Cure Provided At Closing		04/18/2024		1	A	A	A	A	A	A	A	A	A	A		MN	Primary	Purchase	Final CD evidences Cure	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175885		3158517304		30364749			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.	Final Closing Disclosure provided on [Redacted] disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.				Reviewer Comment (2024-04-19): client has commented to accept EV2 for this condition Buyer Comment (2024-04-19): accepting Grade 2			04/19/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175885		3158517304		30364766			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	The file was missing E-Sign Consent Agreement:				Reviewer Comment (2024-04-19): Econsent confirmation received Buyer Comment (2024-04-19): E- tracker	04/19/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175887		3158517306		30353660			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		The file was missing a copy of the final title policy.				Reviewer Comment (2024-04-26): final title policy received	04/26/2024			1	A	A	A	A	A	A	A	A	A	A		CA	Second Home	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175887		3158517306		30353662			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary title policy amount is blank. Need a title commitment, supplemental title report, or final title policy showing the title loan amount coverage.				Reviewer Comment (2024-04-26): final title policy received Buyer Comment (2024-04-26): please review policy	04/26/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Second Home	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175888		3158517308		30364591			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.	Due to a portion of the property tax escrows being disclosed as seller-paid, the total escrow amount on p.2, Section G of the final Closing Disclosure is $[Redacted].				Reviewer Comment (2024-04-19): client has accepted EV2 exception Buyer Comment (2024-04-19): Accepting EV2			04/19/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175892		3158517314		30381223			Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003						Reviewer Comment (2024-04-22): initial 1003 received Buyer Comment (2024-04-22): Please review uploaded initial 1003.	04/22/2024			1	B	A	B	A	B	A	B	A	B	A		NC	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175894		3158517317		30414295			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2024-04-25): final title policy with correct loan amount coverage received Buyer Comment (2024-04-25): Please review Title attached	04/25/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	B	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175894		3158517317		30436758			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	No documentation in file to evidence the updated appraisal, dated [redacted], was provided to the borrowers at least 3 days prior to closing.				Reviewer Comment (2024-04-24): appraisal acknowledgement form received Buyer Comment (2024-04-24): Please review uploaded appraisal acknowledgement signed at closing confirming receipt 3 or more days prior to closing.	04/24/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	B	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175895		3158517319		30362366			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Missing verification of Taxes for [Redacted]				Reviewer Comment (2024-04-19): REO tax statement received Buyer Comment (2024-04-19): Please review uploaded tax statement.	04/19/2024			1	C	A	C	A	C	A	C	A	C	A		ID	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175895		3158517319		30407313			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	There is no proof in ile that the appraisal was provided to the borrower.				Reviewer Comment (2024-04-19): appraisal acknowledgement received Buyer Comment (2024-04-19): Please review uploaded appraisal acknowledgement signed at closing that indicates borrower(s) received appraisal at least 3 days before signing.	04/19/2024			1	B	A	B	A	B	A	B	A	B	A		ID	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175900		3158517328		30387454			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Evidence of appraisal receipt not provided.				Reviewer Comment (2024-04-19): appraisal acknowledgement form received Buyer Comment (2024-04-19): Please review uploaded appraisal acknowledgement signed at closing that indicates borrower(s) received appraisal at least 3 days before signing.	04/19/2024			1	B	A	B	A	B	A	B	A	B	A		VA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175901		3158517329		30411932			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to debt to income discrepancy, resulting in a loan designation discrepancy.				Reviewer Comment (2024-04-25): DTI ratio is no within guideline limits Buyer Comment (2024-04-25): Please re-review and clear citing. Mortgage for property at [redacted] was paid off in [redacted] and only TIA should be used in analysis.	04/25/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175901		3158517329		30411934			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [redacted]% moderately exceeds the guideline maximum of [redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [redacted]% moderately exceeds the guideline maximum of [redacted]%. Difference is due to the use of $[redacted]/mo rental income from the borrowers' investment property when lease in file indicates rent is $[redacted]/mo.				Reviewer Comment (2024-04-25): DTI ratio is no within guideline limits Buyer Comment (2024-04-25): Please re-review and clear citing. Mortgage for property at [redacted] was paid off in [redacted] and only TIA should be used in analysis.	04/25/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175901		3158517329		30411960			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	File is missing a mortgage statement for the noted property and mortgage is not on the credit report.				Reviewer Comment (2024-04-24): verification of REO mtg payment info received Buyer Comment (2024-04-24): Please see D0109 and D0587 in Loan file. Mortgage is on the [redacted] at $[redacted]/mth. Loan was paid off in [redacted] and is not on the [redacted] CBR (D0113).	04/24/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175901		3158517329		30411994			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Difference is due to the use of $[redacted]/mo rental income from the borrowers' investment property when lease in file indicates rent is $[redacted]/mo.				Reviewer Comment (2024-04-25): DTI ratio is no within guideline limits Buyer Comment (2024-04-25): Please re-review and clear citing. Mortgage for property at [redacted] was paid off in [redacted] and only TIA should be used in analysis.	04/25/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175901		3158517329		30411999			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to debt to income discrepancy.				Reviewer Comment (2024-04-25): DTI ratio is no within guideline limits Buyer Comment (2024-04-25): Please re-review and clear citing. Mortgage for property at [redacted] was paid off in [redacted] and only TIA should be used in analysis.	04/25/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175901		3158517329		30431373			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2024-04-25): final title policy received Buyer Comment (2024-04-25): Please review Title attached	04/25/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175902		3158517332		30373200			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification the updated appraisal was delivered to borrower was not provided.				Reviewer Comment (2024-04-19): proof of appraisal delivery received Buyer Comment (2024-04-19): Please review uploaded disclosure tracking summary indicating appraisal provided [Redacted].	04/19/2024			1	B	A	B	A	B	A	B	A	B	A		TN	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175902		3158517332		30373201			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	The only Affiliated Business Disclosure in file is signed/dated [Redacted] which was more than 3 days after the application.				Reviewer Comment (2024-04-23): new ABA doc received Buyer Comment (2024-04-23): Please review uploaded ABA.	04/23/2024			1	B	A	B	A	B	A	B	A	B	A		TN	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175904		3158517334		30396248			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower.	Sufficient cure was provided at closing.				Reviewer Comment (2024-04-17): Sufficient Cure Provided within [Redacted] Days of Closing		04/17/2024		1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175904		3158517334		30396249			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower.	Sufficient cure was provided at closing.				Reviewer Comment (2024-04-17): Sufficient Cure Provided within [Redacted] Days of Closing		04/17/2024		1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175904		3158517334		30406136			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	Missing [Redacted] week average and vesting schedule for the RSU income.				Reviewer Comment (2024-04-22): RSU documentation received Buyer Comment (2024-04-22): Please review uploaded documentation. Buyer Comment (2024-04-22): .	04/22/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175906		3158517337		30376852			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification of appraisal was delivered to borrower was not provided.				Reviewer Comment (2024-04-22): proof of appraisal delivery received Buyer Comment (2024-04-22): Please review uploaded proof of appraisal delivery.	04/22/2024			1	B	A	B	A	B	A	B	A	B	A		TX	Second Home	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175906		3158517337		30376933			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	Missing verification of employment for borrower 1 dated within [Redacted] business days of the Note.				Reviewer Comment (2024-04-19): VOE for the borrower received Buyer Comment (2024-04-19): Please review uploaded VOE	04/19/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Second Home	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175908		3158517343		30406451			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	No documentation in file to evidence the borrowers received the updated appraisal at least [Redacted] days prior to closing.				Reviewer Comment (2024-04-19): appraisal acknowledgement received Buyer Comment (2024-04-19): Please review uploaded appraisal acknowledgement.	04/19/2024			1	B	A	B	A	B	A	B	A	B	A		NY	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175909		3158517344		30408867			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-18): Sufficient Cure Provided At Closing		04/18/2024		1	A	A	A	A	A	A	A	A	A	A		AZ	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175910		3158517349		30380616			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Fee was added on [redacted] Closing Disclosure with no valid change evident and no evidence of a tolerance cure.				Reviewer Comment (2024-04-26): SitusAMC received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception. Buyer Comment (2024-04-24): Please review uploaded PCCD, LOE, refund check and proof of delivery. Buyer Comment (2024-04-24): .		04/26/2024		2	C	B	C	B	C	B	C	B	C	B		FL	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175911	3158517350	30378081	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	The Flood Certificate increased from $[redacted] on the initial Loan Estimate to $[redacted] on the Loan Estimate dated [redacted] without a valid change of circumstance.	Reviewer Comment (2024-05-01): SitusAMC received VCC.

Buyer Comment (2024-05-01): Please review uploaded explanation from Correspondent.

Reviewer Comment (2024-04-23): SitusAMC received LOX for lender rebuttal response a program changed. But, Program/Product change does not all encompass all fees to be valid to change, such a survey fee, a flood cert fee, a tax service fee.  As stated, flood cert fee is not a fee that would typically added/increase with a program change and thus the need for additional information on what additional service for that fee was added to increase it that are related to a Program/product change or Cure would be due to borrower.

Buyer Comment (2024-04-19): Please review uploaded CIC and LOE from Correspondent.  Flood cert fee was added due to the loan program change.

Buyer Comment (2024-04-19): .
																		05/01/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175912		3158517352		30410961			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-19): Sufficient Cure Provided At Closing		04/19/2024		1	A	A	A	A	A	A	A	A	A	A		NH	Second Home	Purchase	Final CD evidences Cure	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175912		3158517352		30437526			Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Missing FACTA Disclosure for co-borrower.				Reviewer Comment (2024-04-24): FACTA disclosure received, [Redacted] Buyer Comment (2024-04-24): Please review uploaded FACTA.	04/24/2024			1	B	A	B	A	B	A	B	A	B	A		NH	Second Home	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175916		3158517361		30364634			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [Redacted], which does not meet securitization requirements.				Reviewer Comment (2024-04-19): field review received, D0293 Buyer Comment (2024-04-19): Please review uploaded field review.	04/19/2024			1	D	A	D	A	D	A	D	A	D	A		NC	Second Home	Purchase		D	A	A	A	B	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175916		3158517361		30364690			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2024-04-19): appraisal receipt received Buyer Comment (2024-04-19): Please see uploaded proof of appraisal receipt.	04/19/2024			1	B	A	B	A	B	A	B	A	B	A		NC	Second Home	Purchase		D	A	A	A	B	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175916		3158517361		30364692			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-04-15): Sufficient Cure Provided At Closing		04/15/2024		1	A	A	A	A	A	A	A	A	A	A		NC	Second Home	Purchase	Final CD evidences Cure	D	A	A	A	B	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175917		3158517362		30429980			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Evidence of delivery of updated appraisal not provided.				Reviewer Comment (2024-04-24): appraisal receipt received Buyer Comment (2024-04-24): Please review uploaded proof of appraisal receipt.	04/24/2024			1	B	A	B	A	B	A	B	A	B	A		AL	Primary	Refinance - Rate/Term		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175918		3158517363		30410540			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	File was missing evidence of the delivery of the updated appraisal done by [Redacted], dated [Redacted].				Reviewer Comment (2024-04-25): appraisal acknowledgement form received Buyer Comment (2024-04-25): Please review uploaded appraisal acknowledgement confirming receipt at least 3 days prior to closing.	04/25/2024			1	B	A	B	A	B	A	B	A	B	A		NV	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175919		3158517365		30411755			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted]exceeds tolerance of $[Redacted]plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	[Redacted]% tolerance was exceeded by $ [Redacted] due to increase in Credit report fee.Cure is already provided at closing, please override this exception.				Reviewer Comment (2024-04-19): Sufficient Cure Provided At Closing		04/19/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175919		3158517365		30428887			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-23): Sufficient Cure Provided At Closing		04/23/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175920		3158517366		30391341			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall finding due to points and fees failure, resulting in a loan designation discrepancy.				Reviewer Comment (2024-04-22): undiscounted rate and price received Buyer Comment (2024-04-22): Please see uploaded Undiscounted Interest Rate Data	04/22/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175920		3158517366		30391343			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of [Redacted]% is in excess of the allowable maximum of [Redacted]% of the Federal Total Loan Amount. Points and Fees total $[Redacted]on a Federal Total Loan Amount of $[Redacted]vs. an allowable total of $[Redacted](an overage of $[Redacted]or .[Redacted]%).	Missing undiscounted rate and price. Without the undiscounted rate and price, unable to verify points as Bonafide. Additional conditions may apply if standard [Redacted] points/rate ratio is not met.				Reviewer Comment (2024-04-22): undiscounted rate and price received Buyer Comment (2024-04-22): Please see uploaded Undiscounted Interest Rate Data	04/22/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175920		3158517366		30411548			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Missing tax certificate for real estate property owned, [Redacted], [Redacted], [Redacted].				Reviewer Comment (2024-04-22): tax cert received Buyer Comment (2024-04-22): Attached is the [Redacted] address tax cert	04/22/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175921	3158517368	30396159	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted] . The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.	Reviewer Comment (2024-04-23): [Redacted] verified sales contract date of [Redacted].

Buyer Comment (2024-04-22): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the 6 data elements required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		04/23/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175921		3158517368		30396160			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Fee disclosed as $[Redacted] on the initial Loan Estimate but disclosed as $[Redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for fee increase.				Reviewer Comment (2024-04-23): [Redacted] received system snips for change in pricing in lieu of VCC. Buyer Comment (2024-04-22): Do not concur - Appraised Value received [Redacted] resulting in increase to Loan Discount Points. Valid CIC showing Loan Discount Points Change on [Redacted]. LE V2 disclosed [Redacted] shows increase to Loan Discount Points	04/23/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175924	3158517376	30336916	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for borrower1 for lack of the [Redacted] balance sheet for [Redacted]. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-11): Universal Product Exception Form in file, exception approved with comp factors.			04/11/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175924		3158517376		30337503			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-11): Sufficient Cure Provided At Closing		04/11/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175925		3158517378		30392412			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure was provided at closing.				Reviewer Comment (2024-04-17): Sufficient Cure Provided At Closing		04/17/2024		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175925		3158517378		30392413			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure was provided at closing.				Reviewer Comment (2024-04-17): Sufficient Cure Provided At Closing		04/17/2024		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175925	3158517378	30407537	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender exceptions approved for collateral issues- due to multi parcel multi dwelling and separate parcels, loan amount, and DTI ratio. Exceptions approved, with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-19): Universal Product Exception Form in file, exception approved with comp factors.			04/19/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Refinance - Rate/Term		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175926		3158517379		30339773			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The FNMA UCDP in file had a risk score of [Redacted] and the FHLMC UCDP did not provide a score, which does not meet securitization requirements.				Reviewer Comment (2024-04-16): CDA supporting the appraised value has been received Buyer Comment (2024-04-16): Please see attached CDA supporting value.	04/16/2024			1	D	A	D	A	D	A	D	A	D	A		CO	Primary	Purchase		D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175926	3158517379	30339956	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three ([Redacted]) business days of application.	The initial Loan Estimate was issued on [Redacted], which is more than [Redacted] business days after the application date ([Redacted]). The property was not identified on [Redacted], however, no documentation is provided as evidence of date of receipt of required data triggering application date.	Reviewer Comment (2024-04-15): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-04-15): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the 6 data elements  required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		04/15/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase	No Defined Cure	D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175927		3158517380		30338573			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Missing Verification of HOA dues for the [Redacted]				Reviewer Comment (2024-04-16): verification of no HOA for this property received Buyer Comment (2024-04-15): [Redacted] is a SFR there are no HOA dues, see attached Data Tree to evidence same.	04/16/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175927	3158517380	30338799	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	The initial Loan Estimate was issued on [Redacted], which is more than [Redacted] business days after the application date ([Redacted]). The property was not identified on [Redacted], however, no documentation is provided as evidence of date of receipt of required data triggering need for initial LE.	Reviewer Comment (2024-04-16): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-04-15): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the 6 data elements  required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		04/16/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175927	3158517380	30370530	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions of income calculation, self-employment seasoning. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-15): Universal Product Exception Form in file, exception approved with comp factors.			04/15/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175927		3158517380		30371294			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-15): Sufficient Cure Provided At Closing		04/15/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175927		3158517380		30371295			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-15): Sufficient Cure Provided At Closing		04/15/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175927		3158517380		30371296			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-15): Sufficient Cure Provided At Closing		04/15/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175928		3158517384		30339104			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The latest dated appraisal inspection date is [Redacted]. There was a FEMA disaster dated [Redacted]. Need a post-disaster inspection form indicating no damage to the subject property and must be dated after the disaster declaration.				Reviewer Comment (2024-04-12): PDI with inspection date of [Redacted] shows no damage to subject property.	04/12/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175928		3158517384		30339279			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-12): Sufficient Cure Provided At Closing		04/12/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175928	3158517384	30340667	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.	Reviewer Comment (2024-04-15): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-04-15): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the 6 data elements  required to create an LE. Purchase] Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		04/15/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase	No Defined Cure	C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175929		3158517385		30343125			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The FNMA UCDP in file had a risk score of [Redacted] and the FHLMC UCDP did not provide a score, which does not meet securitization requirements.				Reviewer Comment (2024-04-18): CDA received, supporting the appraised value Buyer Comment (2024-04-18): Please see attached CDA supporting value.	04/18/2024			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175929		3158517385		30343264			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The property is located in a FEMA disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after [Redacted] declared end date.				Reviewer Comment (2024-04-15): PDI with inspection date of [Redacted] shows no damage to subject property.	04/15/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175929		3158517385		30343407			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of $-[Redacted].	The Lender credit disclosed on the loan disclosure if $[Redacted] was not disclosed to the borrower on the closing disclosure. The file did not contain a valid Change of Circumstance and although a tolerance cure was provided at closing, it was not sufficient to cure all of the tolerance issues.				Reviewer Comment (2024-04-17): [Redacted] received VCC detail. Buyer Comment (2024-04-15): Do not concur - Lender Credit was due to negative Loan Discount Points. Lock was extended [Redacted] resulting in increase to Loan Discount Points/decrease to Lender Credit. Valid CIC showing Loan Discount Points Change on [Redacted]. CD V1 disclosed [Redacted] shows increase to Loan Discount Points and Removal of Lender Credit.	04/17/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175929		3158517385		30343408			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	The Recording Fee was previously disclosed to the borrower on the loan estimate as $[Redacted], but it increased on the closing disclosure to $[Redacted]. The file did not contain a valid Change of Circumstance and although a tolerance cure was provided at closing, it was not sufficient to cure all of the tolerance issues.				Reviewer Comment (2024-04-16): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Buyer Comment (2024-04-15): Total Recording Fees at closing were $[Redacted]. Base line was $[Redacted]. Allotted amount with [Redacted]% tolerance was $[Redacted]. A cure of $[Redacted] was provided at closing to cover the difference between the $[Redacted] [Redacted]% tolerance and $[Redacted] total.	04/16/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175929		3158517385		30343410			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Loan Discount fee was previously disclosed to the borrower on the loan estimate as $[Redacted], but it increased on the closing disclosure to $[Redacted]. The file did not contain a valid Change of Circumstance and although a tolerance cure was provided at closing, it was not sufficient to cure all of the tolerance issues.				Reviewer Comment (2024-04-16): [Redacted] received COC for rate lock extension. Buyer Comment (2024-04-15): Do not concur. Updated appraisal showing Condominium property type received by [Redacted] [Redacted]. CIC exists [Redacted] for Property Type change. Project Processing Fee added and disclosed on LE V7 [Redacted]. Buyer Comment (2024-04-15): Do not concur - Lock was extended [Redacted] resulting in increase to Loan Discount Points. Valid CIC showing Loan Discount Points Change on [Redacted]. CD V1 disclosed [Redacted] shows increase to Loan Discount Points	04/16/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175929		3158517385		30343412			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Processing Fee was previously disclosed to the borrower on the loan estimate as $[Redacted], but it increased on the closing disclosure to $[Redacted]. The file did not contain a valid Change of Circumstance and although a tolerance cure was provided at closing, it was not sufficient to cure all of the tolerance issues.				Reviewer Comment (2024-04-16): [Redacted] received VCC for property type change. Buyer Comment (2024-04-15): Do not concur. Updated appraisal showing Condominium property type received by [Redacted] [Redacted]. CIC exists [Redacted] for Property Type change. Project Processing Fee added and disclosed on LE V7 [Redacted].	04/16/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175929		3158517385		30343414			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Appraisal Re-Inspection Fee was not previously disclosed to the borrower on the loan estimate. The file did not contain a valid Change of Circumstance and although a tolerance cure was provided at closing, it was not sufficient to cure all of the tolerance issues.				Reviewer Comment (2024-04-16): [Redacted] received COC for subject to appraisal. Buyer Comment (2024-04-15): Do not concur - Appraisal received by [Redacted] [Redacted] showing "subject to completion." CIC exists [Redacted] for addition of Final Inspection fee. Final Inspection fee disclosed on LE V5 [Redacted]. Regardless, Final Inspection fee of $[Redacted] was cured at closing.	04/16/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175929		3158517385		30343415			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Credit report Fee was previously disclosed to the borrower on the loan estimate as [Redacted] , but it increased on the closing disclosure to $[Redacted]. The file did not contain a valid Change of Circumstance and although a tolerance cure was provided at closing, it was not sufficient to cure all of the tolerance issues.				Reviewer Comment (2024-04-16): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Buyer Comment (2024-04-15): Do not concur. Cure provided at closing of $[Redacted] for increase of Credit Report fee	04/16/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175929		3158517385		30343416			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Transfer tax Fee was previously disclosed to the borrower on the loan estimate as [Redacted] , but it increased on the closing disclosure to $[Redacted]. The file did not contain a valid Change of Circumstance and although a tolerance cure was provided at closing, it was not sufficient to cure all of the tolerance issues.				Reviewer Comment (2024-04-16): [Redacted] received COC for receipt of sales contract. Buyer Comment (2024-04-15): Do not concur - Purchase Contract not received until [Redacted]. Transfer Taxes in [Redacted] County California are Seller paid, unless both parties agree to shift the responsibility to the Buyer as stated and agreed in the Fully Executed Purchase Contract. Transfer Taxes were updated and a corresponding CIC is in MX [Redacted]. Updated fee disclosed on LE V4 dated [Redacted].	04/16/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175929		3158517385		30375432			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-16): Sufficient Cure Provided At Closing		04/16/2024		1		A		A		A		A		A		CA	Primary	Purchase	Final CD evidences Cure	D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175929		3158517385		30375433			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-16): Sufficient Cure Provided At Closing		04/16/2024		1		A		A		A		A		A		CA	Primary	Purchase	Final CD evidences Cure	D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175930	3158517386	30334997	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.	Reviewer Comment (2024-04-16): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-04-15): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the 6 data elements  required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		04/16/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase	No Defined Cure	B	B	B	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175930		3158517386		30334998			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-11): Sufficient Cure Provided At Closing		04/11/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	B	B	B	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175930	3158517386	30344861	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception for the Tradelines/thin file for the Co-borrower. Exception approved with comp factors.	Borrower has verified disposable income of at least $[Redacted].

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-12): Universal Product Exception Form in file, exception approved with comp factors.			04/12/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175931	3158517390	30332649	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of $-[Redacted].	Lender Credit was last disclosed as $[Redacted] on LE but disclosed as $[Redacted] on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.	Reviewer Comment (2024-04-18): [Redacted] received valid changed circumstance.

Buyer Comment (2024-04-16): Interest rate was not locked until [Redacted]. Interest Rate and Discount points are subject to change at any time without CIC up until locked. Discount Points changed, increased from negative discount points (Lender Credit) to a charge to the borrower at the time the loan was locked. Fee increase disclosed on LE V4 [Redacted] with initial rate lock.

Reviewer Comment (2024-04-16): VCC in file does not explain what the change is.  The rate lock in file, showing the change in interest rate, is dated [Redacted].

Buyer Comment (2024-04-12): Do not concur - Lender Credit was due to premium pricing/negative discount points. Loan was not locked until [Redacted]. Points were subject to change at any time without requiring a CIC. When loan was locked, Interest Rate was decreased, resulting in an increase to Loan Discount Points which removed the Lender Credit. Valid CIC showing Loan Discount Points Change on [Redacted]. LE V4 disclosed [Redacted] shows removal of Lender Credit/increase to Loan Discount Points.
																		04/18/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175931	3158517390	30332650	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]); however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.	Reviewer Comment (2024-04-18): [Redacted] received proof of originator application date supported by sales contract

Buyer Comment (2024-04-16): Do not concur. See document D0407, section 4 (page 311 of Loan File) showing no Property Street address on the 1003 dated [Redacted]. The loan was missing 2 of the 6 data elements (property address and estimated property value) until [Redacted] when the sales contract was received.

Reviewer Comment (2024-04-16): The required 6 pieces of data and the same loan ID used at closing were present on the 1003 dated [Redacted].  This is a timing issue with no visible means of cure.

Buyer Comment (2024-04-12): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the 6 data elements  required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		04/18/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175931		3158517390		30332651			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	The recording fee was previously disclosed on the loan estimate as $[Redacted] but it increased on the closing disclosure to $[Redacted]. No valid Change of Circumstance in the file for the increased fee and although the final Closing Disclosure reflected a tolerance cure, it was not sufficient to cure both tolerance issues.				Reviewer Comment (2024-04-15): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Buyer Comment (2024-04-12): Do not concur. Cure of $[Redacted] provided at closing for [Redacted]% Fee tolerance overage	04/15/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175931	3158517390	30333476	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions of product/ program restriction to allow alternative rental doc for co-signed lease for customer's daughter is approved, Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.	Lender exception approved with comp factors cited.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-11): Universal Product Exception Form in file, exception approved with comp factors.			04/11/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175931	3158517390	30381837	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	VCC in file does not explain what the change is. The rate lock in file, showing the change in interest rate is dated [Redacted]. Please provide detailed VCC or cure.	Reviewer Comment (2024-04-18): [Redacted] received system snips for change in float to lock.

Buyer Comment (2024-04-17): Please see page 2656 of Loan File, part of Trailing Documents uploaded [Redacted] [Redacted] PM showing CIC for points change from negative points to premium pricing at the time the loan was locked

Reviewer Comment (2024-04-17): [Redacted] agree with the rebuttal, however, there is not change of circumstance document available in file for remediation. A valid COC/rate lock dated [Redacted] is required for the change in order to re-baseline the fees.

Buyer Comment (2024-04-16): Interest rate was not locked until [Redacted]. Interest Rate and Discount points are subject to change at any time without CIC up until locked. Discount Points increased from negative discount points (Lender Credit) to a charge to the borrower at the time the loan was locked. Fee increase disclosed on LE V4 [Redacted] with initial rate lock.
																		04/18/2024			1		A		A		A		A		A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175931		3158517390		30403809			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-18): Sufficient Cure Provided At Closing		04/18/2024		1		A		A		A		A		A		CA	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175932	3158517395	30341408	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.	Reviewer Comment (2024-04-15): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-04-15): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the 6 data elements  required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		04/15/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175933		3158517396		30338913			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Loan discount points fee in the amount of $[Redacted] disclosed on the Loan Estimate dated [Redacted] increased to $[Redacted] on the Final Closing Disclosure dated [Redacted]. File does not contain a valid Change of Circumstance for this fee, however a cure was provided in the amount of $[Redacted] but is insufficient for two (2) fee tolerance failures.				Reviewer Comment (2024-04-17): [Redacted] received LOE with snip of rate lock. Buyer Comment (2024-04-16): Do not concur - Interest rate was not locked until [Redacted]. Interest Rate increased at Lock resulting in increase to Loan Discount Points. Valid CIC showing Loan Discount Points Change on [Redacted]. LE V2 disclosed [Redacted] shows increase to Loan Discount Points. Loan amount decreased [Redacted] resulting in increase to Loan Discount Points. Valid CIC showing Loan Discount Points Change on [Redacted]. LE V3 disclosed [Redacted] shows increase to Loan Discount Points.	04/17/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175933		3158517396		30338914			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Credit report fee in the amount of $[Redacted] disclosed on the Loan Estimate dated [Redacted] increased to $[Redacted] on the Final Closing Disclosure dated [Redacted]. File does not contain a valid Change of Circumstance for this fee, however a cure was provided in the amount of $[Redacted] but is insufficient for two (2) fee tolerance failures.				Reviewer Comment (2024-04-17): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Buyer Comment (2024-04-16): Do not concur. Cure of $[Redacted] was provided at closing.	04/17/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175933		3158517396		30391795			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-17): Sufficient Cure Provided At Closing		04/17/2024		1		A		A		A		A		A		NJ	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175934		3158517397		30333631			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The FNMA UCDP in file had a risk score of [Redacted] and the FHLMC UCDP did not provide a score, which does not meet securitization requirements.				Reviewer Comment (2024-04-16): CDA supporting the appraised value has been received Buyer Comment (2024-04-16): Please see attached CDA supporting value.	04/16/2024			1	D	A	D	A	D	A	D	A	D	A		WA	Second Home	Purchase		D	B	C	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175934	3158517397	30334572	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions of not getting the vvoe on the prior employment "[Redacted]" but was approved with the home being a 2nd home . Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of [Redacted] months PITIA or more.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-11): Universal Product Exception Form in file, exception approved with comp factors.			04/11/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Second Home	Purchase		D	B	C	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175934		3158517397		30335238			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		1003 indicates a one of the asset sources as "secured borrowed funds" in the amount of $[Redacted]. Doc ID 28 is a receipt for a loan advance for that amount; however, the file is missing documentation to evidence what asset the loan is secured by and if there are any repayment terms that need to be considered in the DTI.				Reviewer Comment (2024-04-15): sufficient asset documentation received Buyer Comment (2024-04-15): Attached the SBL docs	04/15/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Second Home	Purchase		D	B	C	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175935		3158517398		30341294			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Missing verification of Insurance dues for the [Redacted]				Reviewer Comment (2024-04-15): proof of HOA received Buyer Comment (2024-04-15): Attached HOA due for the unit property is a condo	04/15/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175935	3158517398	30341336	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on[Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.	Reviewer Comment (2024-04-15): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-04-15): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the 6 data elements  required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		04/15/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175936	3158517401	30353793	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three ([Redacted]) business days of application.	The only two Loan Estimates in the file are dated [Redacted] was not delivered or placed in the mail to borrower within three (3) business days of initial loan application dated [Redacted].	Reviewer Comment (2024-04-17): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-04-16): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the 6 data elements  required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		04/17/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175936		3158517401		30353795			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Loan Discount Points fee in the amount of $[Redacted] disclosed on the Loan Estimate dated [Redacted] increased to $[Redacted] on the Final Closing Disclosure dated [Redacted]. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.				Reviewer Comment (2024-04-17): [Redacted] received LOE in lieu of VCC. Buyer Comment (2024-04-16): Do not concur - Credit Score decreased [Redacted] resulting in increase to Loan Discount Points. Valid CIC showing Loan Discount Points Change on [Redacted]. CD V2 disclosed [Redacted] shows increase to Loan Discount Points.	04/17/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175937		3158517402		30340392			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	The file is missing the hazard insurance policy for the property located at [Redacted].				Reviewer Comment (2024-04-15): HOI premium received Buyer Comment (2024-04-15): See attached to evidence HOI disbursement of $[Redacted] to [Redacted] (page 2)	04/15/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175938		3158517407		30338895			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP's in file had a risk scores of [Redacted] and [Redacted], which does not meet securitization requirements.				Reviewer Comment (2024-04-16): CDA supporting the appraised value has been received Buyer Comment (2024-04-16): Please see attached CDA supporting value.	04/16/2024			1	D	A	D	A	D	A	D	A	D	A		NC	Primary	Purchase		D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175938		3158517407		30339008			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the Loan Estimate.				Reviewer Comment (2024-04-16): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-04-15): Do not Concur. Fully Executed Purchase Contract received [Redacted]. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted].LE Required [Redacted], Issued [Redacted].Application Package prior to [Redacted] did not have property address. Loan Estimate generated [Redacted] did have property address	04/16/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase	No Defined Cure	D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175938		3158517407		30339010			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Loan discount points fee in the amount of $[Redacted] disclosed on the Loan Estimate dated [Redacted] increased to $[Redacted] on the Final Closing Disclosure dated [Redacted]. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.				Reviewer Comment (2024-04-16): [Redacted] Received Valid COC dated [Redacted] Buyer Comment (2024-04-15): Do not Concur. Valid CIC for Discount Points increase and LnRate decrease happened on [Redacted]. Points disclosed timely on Lev3 on [Redacted]	04/16/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175939		3158517408		30404915			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The FNMA UCDP in file had a risk score of [Redacted] and the FHLMC UCDP did not provide a score, which does not meet securitization requirements.				Reviewer Comment (2024-04-23): AVM supporting the appraised value has been received Buyer Comment (2024-04-23): Please see attached AVM supporting value.	04/23/2024			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Purchase		D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175939	3158517408	30405154	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	The initial Loan Estimate was issued on [Redacted], which is more than 3 business days after the application date [Redacted]. The property was not identified on [Redacted], however, no documentation is provided as evidence of date of receipt of required data triggering application date.	Reviewer Comment (2024-04-23): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-04-23): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the 6 data elements required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted]  when sales contract was received
																		04/23/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175939		3158517408		30405155			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted]exceeds tolerance of $[Redacted]plus [Reducted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Reducted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-04-18): Sufficient Cure Provided At Closing		04/18/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175939		3158517408		30405156			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-04-18): Sufficient Cure Provided At Closing		04/18/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175940	3158517411	30338940	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted], however, no documentation is provided as evidence of date of receipt of required data triggering need for initial LE.	Reviewer Comment (2024-04-16): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-04-16): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the 6 data elements  required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		04/16/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175941		3158517592		30334643			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-04-15): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-04-15): Do not Concur. Fully Executed Purchase Contract received [Redacted]. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]. LE Required [Redacted], Issued [Redacted]. Application Package prior to [Redacted] did not have property address. Loan Estimate generated [Redacted] did have property address.	04/15/2024			1	C	A	C	A	C	A	C	A	C	A		OH	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175942	3158517413	30334673	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the Loan Estimate.	Reviewer Comment (2024-04-16): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-04-16): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the 6 data elements  required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		04/16/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175942		3158517413		30343913			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of loan income/employment with [Redacted]. Local manager approval for borrower employment starting on [Redacted] which is after closing.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-12): Universal Product Exception Form in file, exception approved with comp factors.			04/12/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175943	3158517414	30391900	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate dated [Redacted] was not delivered or placed in the mail to Borrower(s) within three (3) business days of application dated [Redacted].	Reviewer Comment (2024-04-22): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-04-22): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the 6 data elements  required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		04/22/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175944	3158517416	30404838	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on[Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the Loan Estimate.	Reviewer Comment (2024-04-23): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-04-23): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the 6 data elements required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		04/23/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175944		3158517416		30404839			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee. Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-18): Sufficient Cure Provided At Closing		04/18/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Second Home	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175945	3158517417	30339727	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Loan Estimate dated [Redacted] was not delivered or placed in the mail to borrower within three (3) business days of initial loan application dated [Redacted].	Reviewer Comment (2024-04-16): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-04-16): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the 6 data elements required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		04/16/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175945		3158517417		30377405			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-16): Sufficient Cure Provided At Closing		04/16/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175947		3158517419		30336451			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of Income Doc Waiver for [Redacted] YTD P&L's and balance Sheet and DTI exceptions approved.. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has worked in the same position for more than [Redacted] years. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-15): Universal Product Exception Form in file, exception approved with comp factors.			04/15/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Second Home	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175947		3158517419		30336488			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted], Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted].	The business or personal tax returns provided are not the most recent. Application Date [Redacted], Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted]				Reviewer Comment (2024-04-15): documentation in file meets lender guidelines, with lender exception	04/15/2024			1	B	A	B	A	B	A	B	A	B	A		FL	Second Home	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175947		3158517419		30336489			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted], Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted].	The business or personal tax returns provided are not the most recent. Application Date [Redacted], Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted].				Reviewer Comment (2024-04-15): documentation in file meets lender guidelines, with lender exception	04/15/2024			1	B	A	B	A	B	A	B	A	B	A		FL	Second Home	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175947		3158517419		30336490			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted], Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted].	The business or personal tax returns provided are not the most recent. Application Date [Redacted], Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted].				Reviewer Comment (2024-04-15): documentation in file meets lender guidelines, with lender exception	04/15/2024			1	B	A	B	A	B	A	B	A	B	A		FL	Second Home	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175947		3158517419		30336491			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted], Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted].	The business or personal tax returns provided are not the most recent. Application Date [Redacted], Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted].				Reviewer Comment (2024-04-15): documentation in file meets lender guidelines, with lender exception	04/15/2024			1	B	A	B	A	B	A	B	A	B	A		FL	Second Home	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175947		3158517419		30336492			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted], Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted].	The business or personal tax returns provided are not the most recent. Application Date [Redacted], Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted].				Reviewer Comment (2024-04-15): documentation in file meets lender guidelines, with lender exception	04/15/2024			1	B	A	B	A	B	A	B	A	B	A		FL	Second Home	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175947		3158517419		30336493			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted], Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted].	The business or personal tax returns provided are not the most recent. Application Date [Redacted], Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted]				Reviewer Comment (2024-04-15): documentation in file meets lender guidelines, with lender exception	04/15/2024			1	B	A	B	A	B	A	B	A	B	A		FL	Second Home	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175947		3158517419		30336494			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted], Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted].	The business or personal tax returns provided are not the most recent. Application Date [Redacted], Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted].				Reviewer Comment (2024-04-15): documentation in file meets lender guidelines, with lender exception	04/15/2024			1	B	A	B	A	B	A	B	A	B	A		FL	Second Home	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175947		3158517419		30368215			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to the DTI discrepancy	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has worked in the same position for more than [Redacted] years. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-15): Universal Product Exception Form in file, exception approved with comp factors.			04/15/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Second Home	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175947		3158517419		30369180			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Calculated investor qualifying total debt ratio of [Redacted]% exceeds Guideline total debt ratio of [Redacted]%.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has worked in the same position for more than [Redacted] years. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-15): Universal Product Exception Form in file, exception approved with comp factors.			04/15/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Second Home	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175947		3158517419		30370241			Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Not High Cost and Not Higher Priced	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home).	The mortgage loan file (loan applications) contains documentation that the borrower intends to occupy the subject property as their primary residence.				Reviewer Comment (2024-04-16): updated 1003 from closing shows property as second home Buyer Comment (2024-04-16): Do not concur. Loan property written as Second Home occupancy. Please see document D0119,(page 3239 of Loan File) Second Home Rider, which amends and supplements the Mortgage signed at closing, stating that Section 6 (Occupancy) of the Security Instrument is deleted and replaced by Second Home Rider, decreeing Borrower must occupy and use the Property as Borrower's second home. 1003 signed at closing also shows Second Home occupancy, document D0125, (page 449 of Loan File).	04/16/2024			1	B	A	B	A	B	A	B	A	B	A		FL	Second Home	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175949	3158517421	30334835	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted] . The property was not identified on [Redacted] ; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the Loan Estimate.	Reviewer Comment (2024-04-12): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-04-12): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the 6 data elements  required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		04/12/2024			1	C	A	C	A	C	A	C	A	C	A		CT	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175949	3158517421	30335348	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception for credit of co-borrower tradelines/thin fie. Exception approved, with compensating factors.	Borrower has verified disposable income of at least $[Redacted].

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-11): Universal Product Exception Form in file, exception approved with comp factors.			04/11/2024	2	B	B	B	B	B	B	B	B	B	B		CT	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175950		3158517423		30339753			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Home Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Sufficeint cure was provided at closing for the home inspection fee in the amount of $[Redacted].				Reviewer Comment (2024-04-12): Sufficient Cure Provided At Closing		04/12/2024		1	A	A	A	A	A	A	A	A	A	A		NV	Primary	Purchase	Final CD evidences Cure	D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175950		3158517423		30340061			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [Redacted], which does not meet securitization requirements.				Reviewer Comment (2024-04-17): CDA supporting the original appraised value has been received	04/17/2024			1	D	A	D	A	D	A	D	A	D	A		NV	Primary	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175951		3158517424		30404889			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Missing Tax Verification for [Redacted], [Redacted], [Redacted]. If taxes are a part of the maintenance fees, confirmation of this would be needed.				Reviewer Comment (2024-04-24): verification of taxes included in co op maintenance fee received Buyer Comment (2024-04-24): Property is a co op attached is the taxes on line for the whole building which is included in the maintenance fees	04/24/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175952		3158517425		30407740			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions related to the calculation of income. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-18): Universal Product Exception Form in file, exception approved with comp factors.			04/18/2024	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175953		3158517426		30333374			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [Redacted], which does not meet securitization requirements.				Reviewer Comment (2024-04-16): CDA supporting the appraised value has been received Buyer Comment (2024-04-16): Please see attached CDA supporting value.	04/16/2024			1	D	A	D	A	D	A	D	A	D	A		WI	Primary	Purchase		D	B	B	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175953		3158517426		30334505			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception for use of income calculation allowing the use of prior employer's bonus income for qualifying. Exception approved with compensating factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-11): Universal Product Exception Form in file, exception approved with comp factors.			04/11/2024	2	B	B	B	B	B	B	B	B	B	B		WI	Primary	Purchase		D	B	B	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175954	3158517427	30333328	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.	Reviewer Comment (2024-04-12): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-04-12): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the 6 data elements  required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		04/12/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175954	3158517427	30334292	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions of product/ program restriction for rental residence history. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-11): Universal Product Exception Form in file, exception approved with comp factors.			04/11/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175954		3158517427		30334475			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-11): Sufficient Cure Provided At Closing		04/11/2024		1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175955		3158517431		30333991			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [Redacted], which does not meet securitization requirements.				Reviewer Comment (2024-04-17): CDA supporting the appraised value has been received Buyer Comment (2024-04-17): Please see attached CDA supporting value.	04/17/2024			1	D	A	D	A	D	A	D	A	D	A		TX	Primary	Purchase		D	B	B	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175955		3158517431		30334307			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exception for approved exception of debt to Income (DTI) of [Redacted] moderately exceeding the guideline maximum debt to income (DTI) of [Redacted]%.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-15): Universal Product Exception Form in file, exception approved with comp factors.			04/15/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		D	B	B	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175955		3158517431		30334698			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to lender exception for approved exception of debt to Income (DTI) of [Redacted] moderately exceeding the guideline maximum debt to income (DTI) of [Redacted]%., resulting in a loan designation discrepancy.				Reviewer Comment (2024-04-15): Universal Product Exception Form in file, exception approved with comp factors.	04/15/2024			1	B	A	C	A	B	A	C	A	B	A		TX	Primary	Purchase	Lender to provide updated ATR/QM status	D	B	B	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175955		3158517431		30334699			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to lender exception for approved exception of debt to Income (DTI) of [Redacted] moderately exceeding the guideline maximum debt to income (DTI) of [Redacted]%.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-15): Universal Product Exception Form in file, exception approved with comp factors.			04/15/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		D	B	B	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175955		3158517431		30334700			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to lender exception for approved exception of debt to Income (DTI) of [Redacted]% moderately exceeding the guideline maximum debt to income (DTI) of [Redacted]%.				Reviewer Comment (2024-04-15): Universal Product Exception Form in file, exception approved with comp factors.	04/15/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		D	B	B	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175956		3158517438		30345346			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Proposed policy amount is not disclosed on preliminary title report. Final policy not provided.				Reviewer Comment (2024-04-23): final title received Buyer Comment (2024-04-23): Final Title Policy received post closing per process	04/23/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175956		3158517438		30345412			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Waterfall finding due to Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the disclosure.				Reviewer Comment (2024-04-17): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-04-17): Do not concur - Chase did not have all 6 data elements to constitute an as an application until [Redacted] when sales contract was received and Property Address and Estimated Property Value were obtained. Application Package created [Redacted] contained HOC also dated [Redacted], prior to LE Required. Please see Trailing Document uploaded [Redacted] [Redacted]AM and document [Redacted]	04/17/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175956	3158517438	30345413	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	The disclosure was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.	Reviewer Comment (2024-04-17): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-04-17): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the 6 data elements required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		04/17/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175956		3158517438		30345415			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted]exceeds tolerance of $[Redacted]plus [Reducted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-12): Sufficient Cure Provided At Closing		04/12/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175956		3158517438		30378126			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Appraisal sent on [Redacted]. A signed delivery timing waiver is provided, however, evidence of actual receipt date is not provided. The Default receipt date is [Redacted], which after Note date ([Redacted]).				Reviewer Comment (2024-04-17): proof of appraisal delivery received Buyer Comment (2024-04-17): Do not concur - E-consent obtained for Borrower [Redacted]. Valuation dated [Redacted] was sent to the borrower [Redacted] via [Redacted] MyHome and received/viewed by the Borrower on [Redacted], which is 3 days prior to consummation date of [Redacted].	04/17/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175957		3158517439		30332903			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within [Redacted] days of the loan application date.	Initial Loan Estimate containing the disclosure not provided within [Redacted] days of application and not separate disclosure found in file. This is a waterfall finding associated with the initial LE date and can be resolved once the verification of the property address is received.				Reviewer Comment (2024-04-12): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-04-12): Do not Concur. Fully Executed Pur[Redacted] Contract received [Redacted]. Loan flipped from HBA "Credit Only" to Pur[Redacted] with property [Redacted]. LE Required [Redacted], Issued [Redacted]. Loan Estimate generated [Redacted] did have property address. Waiver dated [Redacted]	04/12/2024			1	B	A	B	A	B	A	B	A	B	A		NY	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175957		3158517439		30332904			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three ([Redacted]) business days of application.	List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. This is a waterfall finding associated with the initial LE date and can be resolved once the verification of the property address is received.				Reviewer Comment (2024-04-12): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-04-12): Do not agree. Both Loan app and HOC are dated [Redacted]. Please see attached application package. LE timing already confirmed in the other exceptions	04/12/2024			1	B	A	B	A	B	A	B	A	B	A		NY	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175957		3158517439		30332905			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted] , which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted] (enter the app date here); however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-04-12): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-04-12): Do not Concur. Fully Executed Purchase Contract received [Redacted]. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]. LE Required [Redacted], Issued [Redacted]. Loan Estimate generated [Redacted] did have property address. Waiver dated [Redacted]	04/12/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175957	3158517439	30333761	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions of use of income with less than [Redacted] years self employment . Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-11): Universal Product Exception Form in file, exception approved with comp factors.			04/11/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175957		3158517439		30334591			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-11): Sufficient Cure Provided At Closing		04/11/2024		1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175957		3158517439		30334592			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-11): Sufficient Cure Provided At Closing		04/11/2024		1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175958		3158517443		30336981			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted].				Reviewer Comment (2024-04-16): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-04-16): Do not Concur. Fully Executed Purchase Contract received [Redacted]. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]. LE Required [Redacted], Issued [Redacted]. Application Package prior to [Redacted] did not have property address. Loan Estimate generated [Redacted] did have property address.	04/16/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175958		3158517443		30365362			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception for borrower 1 to accept income for employment to start after closing but within [Redacted] days of the note date .Exception approved, with comp factors.	The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum. Borrower has been employed in the same industry for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-15): Universal Product Exception Form in file, exception approved with comp factors.			04/15/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175958		3158517443		30371569			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-15): Sufficient Cure Provided At Closing		04/15/2024		1	A	A	A	A	A	A	A	A	A	A		AZ	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175959		3158517444		30345419			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-04-12): Sufficient Cure Provided At Closing		04/12/2024		1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175960	3158517446	30336830	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Universal Product Exception Form in file for lender exception of loan DTI > [Redacted]% is approved. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-12): Universal Product Exception Form in file, exception approved with comp factors.			04/12/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175960		3158517446		30336831			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [Redacted] contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Corrected Closing Disclosure provided on [Redacted] contains a change in Annual Percentage Rate (APR). Missing borrower(s) signature and date signed at least three (3) days prior to consummation.				Reviewer Comment (2024-04-15): [Redacted] received disclosure history suffice. Buyer Comment (2024-04-15): Do not Concur. CD created [Redacted] with receipt date of same day. CD received via [Redacted] by Borrower [Redacted], more than [Redacted] days prior to consummation date of [Redacted].	04/15/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	TRID timing exception, no remediation available.	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175960		3158517446		30336834			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to missing documentation for the gift, resulting in a loan designation discrepancy.				Reviewer Comment (2024-04-17): final settlement statement showing funds has been received Buyer Comment (2024-04-15): Gift documentation was accepted. Please clear	04/17/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175960		3158517446		30336835			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted] (enter the app date here); however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-04-17): [Redacted] received additional information and documentation supporting applicationd date of [Redacted] which is supported by the pur[Redacted] contract. Buyer Comment (2024-04-15): Do not Concur. Fully Executed Purchase Contract received [Redacted]. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]. LE Required [Redacted], Issued [Redacted]. Application Package prior to [Redacted] did not have property address. Loan Estimate generated [Redacted] did have property address	04/17/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175960		3158517446		30336836			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	Recording fee total in the amount of $[Redacted] disclosed on the initial Loan Estimate dated [Redacted] increased to $[Redacted] on the Final Closing Disclosure dated [Redacted]. File does not contain a valid Change of Circumstance for this fee, however a cure was provided in the amount $[Redacted] but insufficient to cover two ([Redacted]) fee tolerance failures.				Reviewer Comment (2024-04-15): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Buyer Comment (2024-04-15): Do not concur. Recording Fees baseline was $[Redacted] on Lev1 and the actual amount charged to the customer was $[Redacted]. Which $[Redacted] was cured already at closing.	04/15/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175960	3158517446	30336837	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Loan discount points fee in the amount of $[Redacted] was added to the Final Closing Disclosure dated [Redacted]. File does not contain a valid Change of Circumstance for this fee, however a cure was provided in the amount $[Redacted] but insufficient to cover two (2) fee tolerance failures.	Reviewer Comment (2024-04-17): [Redacted] received a valid COC.

Buyer Comment (2024-04-16): Do Not Concur. Valid CICs for the Loan Points increase on CDv1, Loan Rate, property type, loan amount, CICs occurred on [Redacted]. Points disclosed timely on Cdv1 on [Redacted].

Reviewer Comment (2024-04-15): [Redacted] received LOE, however we require valid COC for addition of fee on CD dated [Redacted] as fee was not disclosed on LE. Please provide valid COC for CD dated [Redacted] or cure is required. Cure consist of PCCD, LOE, proof of mailing & copy of refund check.

Buyer Comment (2024-04-15): Do not concur. Loan points decreased from $[Redacted] reflecting on CDv1 to $[Redacted] on CDv2 all the way to closing. No CIC required for decreased of Loan Discount points. No cure due back.
																		04/17/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175960	3158517446	30336842	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Waterfall finding due to lender exception of loan DTI > [Redacted]%, resulting in a loan designation discrepancy. DTI exception is approved.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-12): Universal Product Exception Form in file, exception approved with comp factors.			04/12/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175960		3158517446		30336871			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to the missing gift documentation.				Reviewer Comment (2024-04-15): final settlement statement showing funds has been received	04/15/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175960		3158517446		30343603			Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Loan file does not contain documentation to evidence transfer and receipt of the $[Redacted] gift from the donor to the borrower.				Reviewer Comment (2024-04-15): final settlement statement showing funds has been received	04/15/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175960		3158517446		30343624			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Loan file does not contain documentation to evidence transfer and receipt of the $[Redacted] gift from the donor to the borrower.				Reviewer Comment (2024-04-15): final settlement statement showing funds has been received	04/15/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175960		3158517446		30343690			Credit	Missing Document	General	Missing Document	Missing Document: Donor Check not provided		Loan file does not contain documentation to evidence transfer and receipt of the $[Redacted] gift from the donor to the borrower.				Reviewer Comment (2024-04-15): final settlement statement showing funds has been received Buyer Comment (2024-04-15): Funds were provided at closing. Please see attached Final Settlement Statement from Title showing the $[Redacted] received	04/15/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175960		3158517446		30391499			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-17): Sufficient Cure Provided At Closing		04/17/2024		1		A		A		A		A		A		CA	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175961		3158517447		30339084			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP reports in file had no risk scores which does not meet securitization requirements.				Reviewer Comment (2024-04-17): CDA supporting the appraised value has been received	04/17/2024			1	D	A	D	A	D	A	D	A	D	A		NY	Primary	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175961		3158517447		30339151			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted].				Reviewer Comment (2024-04-12): Sufficient Cure Provided At Closing		04/12/2024		1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Purchase	Final CD evidences Cure	D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175962		3158517448		30335547			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Waterfall finding due to DTI exceeding guideline. Universal Product Exception Form in file. Exception approved with comp factors.				Reviewer Comment (2024-04-15): Universal Product Exception Form in file, exception approved with comp factors. Reviewer Comment (2024-04-15): Exception regraded to EV2-B based on sufficient compensating factors.			04/15/2024	2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase		D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175962		3158517448		30335551			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted]% significantly exceeds the guideline maximum of [Redacted]%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Waterfall finding due to DTI exceeding guideline. Universal Product Exception Form in file. Exception approved with comp factors.				Reviewer Comment (2024-04-15): Universal Product Exception Form in file, exception approved with comp factors. Reviewer Comment (2024-04-15): Regraded to EV2-B based on sufficient compensating factors.			04/15/2024	2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase		D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175962		3158517448		30335560			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to DTI exceeding guideline, resulting in a loan designation discrepancy. Universal Product Exception Form in file. Exception approved with comp factors.				Reviewer Comment (2024-04-16): Loan is SHQM(APOR)	04/16/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175962		3158517448		30335562			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	Recording Fee disclosed as $[Redacted] on the Loan Estimate dated [Redacted] but disclosed as $[Redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for fee increase. The cure provided at closing ($[Redacted]) is insufficient to address all tolerance violations.				Reviewer Comment (2024-04-18): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Buyer Comment (2024-04-17): Do not concur. A cure of $[Redacted] was provided a closing to cover the difference of the allotted $[Redacted] and the total of $[Redacted] for the [Redacted]% tolerance fees	04/18/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175962		3158517448		30335563			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on the initial Loan Estimate. A valid change of circumstance not provided for fee increase. The cure provided at closing ($[Redacted]) is insufficient to address all tolerance violations.				Reviewer Comment (2024-04-18): [Redacted] received a valid COC. Buyer Comment (2024-04-17): Do not concur. Interest rate was not locked until [Redacted]. Interest Rate and Discount points are subject to change at any time without CIC up until locked. Discount Points increase disclosed on LE V3 [Redacted], with rate lock date of [Redacted].	04/18/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175962		3158517448		30335570			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP reports in file did not provide scores.				Reviewer Comment (2024-04-17): CDA supporting the appraised value has been received.	04/17/2024			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Purchase		D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175962		3158517448		30335972			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to DTI exceeding guideline. Universal Product Exception Form in file. Exception approved with comp factors.				Reviewer Comment (2024-04-16): Guideline components regraded. Exception cleared.	04/16/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175962		3158517448		30370051			Credit	Credit	Credit Documentation	Guideline	The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.		Missing required verification of housing history. Cancelled checks, bank statements or other documentation is required rather than VOR as landlord is property seller.				Reviewer Comment (2024-04-19): VOR recieved Buyer Comment (2024-04-19): Attached VOR per VOR landlord is [redacted] and per data verify and the appraisal the seller of the property is [redacted]	04/19/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175962		3158517448		30403349			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-18): Sufficient Cure Provided At Closing		04/18/2024		1		A		A		A		A		A		CA	Primary	Purchase	Final CD evidences Cure	D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175962		3158517448		30444056			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of income calculation and product/program restrictions (non-arm's length transaction). Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-25): Universal Product Exception Form in file, exception approved with comp factors.			04/25/2024	2		B		B		B		B		B		CA	Primary	Purchase		D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175963		3158517450		30335170			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [Redacted], which does not meet securitization requirements.				Reviewer Comment (2024-04-16): CDA supporting the appraised value has been received Buyer Comment (2024-04-16): Please see attached CDA supporting value.	04/16/2024			1	D	A	D	A	D	A	D	A	D	A		TX	Primary	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175966	3158517453	30334795	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of $-[Redacted].	The Lender Credit was previously disclosed to the borrower on the Loan Estimate as $[Redacted] but it was not disclosed to the borrower on the final Closing Disclosure. the file did not contain a valid Change of Circumstance for the reduced credit and although the final Closing Disclosure reflected a tolerance cure it was not sufficient to cure all of the tolerance issues.	Reviewer Comment (2024-04-18): Received documentation of VCC.

Buyer Comment (2024-04-16): Do not concur. Interest rate was not locked until [Redacted]. Interest Rate and Discount points are subject to change at any time without CIC up until locked. Discount Points increased from negative discount points (Lender Credit) to $[Redacted] on LE V3 [Redacted]. Lender Credit of $[Redacted] disclosed on LE V4 [Redacted] with Initial Lock. Interest Rate then decreased [Redacted], resulting in increase to Loan Discount Points and removal of Lender Credit. Valid CIC showing Loan Discount Points Change on [Redacted]. LE V5 disclosed [Redacted] shows increase to Loan Discount Points.

Reviewer Comment (2024-04-16): EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted]  is less than amount of binding Lender Credit previously disclosed in the amount of $-[Redacted]. ([Redacted])

Reviewer Comment (2024-04-16): [Redacted] received valid changed circumstance for the change in lender credit due to rate reduction on [Redacted] LE.  However, the lender credit was then removed on the [Redacted] initial CD for which we are missing a valid changed circumstance.

Buyer Comment (2024-04-12): Do not Concur. Valid CIC loan points increase and rate decrease on [Redacted] and LEv5 disclosed timely on [Redacted]. Premium pricing decreased due to valid CICs
																		04/18/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175966		3158517453		30334796			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-04-16): [Redacted] received additional information on application date supported by sales contract dates. Buyer Comment (2024-04-12): Do not concur. Fully Executed Purchase Contract received [Redacted]. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]. LE Required [Redacted], Issued [Redacted]. Application Package prior to [Redacted] did not have property address. Loan Estimate generated [Redacted] did have property address.	04/16/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175966		3158517453		30334797			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Loan Discount point fee was not previously disclosed to the borrower on the Loan estimate, but it increased on the closing disclosure to $[Redacted] with no valid Change of Circumstance in the file. The final Closing Disclosure did reflect a tolerance cure; however it was not sufficient to cure all of the tolerance issues.				Reviewer Comment (2024-04-15): [Redacted] received valid COC document. Buyer Comment (2024-04-12): Do not Concur. Valid CIC for loan points increase and rate decrease on [Redacted] and LEv5 disclosed timely on [Redacted]	04/15/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175966		3158517453		30334798			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Credit Report Fee was previously disclosed to the borrower on the Loan estimate as $[Redacted] but it increased on the closing disclosure to $[Redacted] with no valid Change of Circumstance found in the file. The final Closing Disclosure did reflect a tolerance cure; however it was not sufficient to cure all of the tolerance issues.				Reviewer Comment (2024-04-15): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception." Buyer Comment (2024-04-12): Do not Concur. Credit report tolerance violation was cured at closing. Reminder that the LE document will only have the rounded value. The actual amount for the credit report fee was $[Redacted].	04/15/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175966		3158517453		30407707			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure provided at closing.				Reviewer Comment (2024-04-18): Sufficient Cure Provided At Closing		04/18/2024		1		A		A		A		A		A		FL	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175967		3158517454		30413818			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-19): Sufficient Cure Provided At Closing		04/19/2024		1	A	A	A	A	A	A	A	A	A	A		GA	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175968		3158517456		30339862			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to the DTI mismatch, resulting in a loan designation discrepancy				Reviewer Comment (2024-04-24): evidence of accounts paid in full received	04/24/2024			1	B	A	C	A	B	A	C	A	B	A		FL	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175968	3158517456	30339896	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Waterfall finding due to Loan file is missing the payoff statement to exclude the liabilities [Redacted]/[Redacted] Acc#-[Redacted] with balance of $[Redacted] and [Redacted] - [Redacted] Acc # - [Redacted] with balance of $[Redacted].	Reviewer Comment (2024-04-24): evidence of accounts paid in full received

Buyer Comment (2024-04-24): [Redacted] PIF

Buyer Comment (2024-04-24): [Redacted] acc #

Buyer Comment (2024-04-24): Attached please find evidence that [Redacted]  was paid in full via a letter from [Redacted] as well as evidence of the payment from the Customer's [Redacted] account.

Please note that [Redacted] Credit cards only reflect a partial account # on the credit report and for account in question #[Redacted] the credit report reflects account #[Redacted] however the full account # is [Redacted],  this full account # is available internally and is only available when hovered over (see attached screenprint to evidence full account #).   Also see evidence that at the time the loan closed, the account was paid in full with a zero balance.
																		04/24/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175968		3158517456		30339967			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to the DTI exceeding guidelines.				Reviewer Comment (2024-04-24): evidence of accounts paid in full received	04/24/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175968		3158517456		30382268			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to Loan file is missing the payoff statement to exclude the liabilities [Redacted]/[Redacted] Acc#-[Redacted] with balance of $[Redacted] and [Redacted]- [Redacted] Acc # - [Redacted] with balance of $[Redacted].				Reviewer Comment (2024-04-24): evidence of accounts paid in full received Buyer Comment (2024-04-24): documents have been uploaded	04/24/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175969		3158517458		30339865			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Missing Verification of HOA dues for the [Redacted]				Reviewer Comment (2024-04-18): verification of no HOA received for REO property Buyer Comment (2024-04-18): Website to show property is SFH no HOA Buyer Comment (2024-04-18): Lox from customer that the property has no HOA and website to show property is a SFH	04/18/2024			1	C	A	C	A	C	A	C	A	C	A		CT	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175969	3158517458	30339954	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.	Reviewer Comment (2024-04-17): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-04-17): Initial LE was not required until [redacted]. Loan was HBA/"Credit Only" and did not have all of the 6 data elements  required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted]do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		04/17/2024			1	C	A	C	A	C	A	C	A	C	A		CT	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175971		3158517463		30395924			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Provide HOA verification				Reviewer Comment (2024-04-22): verification of HOA for the REO received Buyer Comment (2024-04-22): Attached is the email from the hoa Buyer Comment (2024-04-22): Attached is the online hoa fee	04/22/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175971		3158517463		30413350			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted]exceeds tolerance of $[Redacted]plus [Reducted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-19): Sufficient Cure Provided At Closing		04/19/2024		1	A	A	A	A	A	A	A	A	A	A		MA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175971		3158517463		30413351			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-19): Sufficient Cure Provided At Closing		04/19/2024		1	A	A	A	A	A	A	A	A	A	A		MA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175973		3158517465		30346513			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-13): Sufficient Cure Provided At Closing		04/13/2024		1	A	A	A	A	A	A	A	A	A	A		GA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175976		3158517471		30363803			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2024-04-22): final title policy received Buyer Comment (2024-04-22): Obtained [Redacted] post clsoign per process Buyer Comment (2024-04-22): Uploaded [Redacted]	04/22/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175976		3158517471		30363872			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	The file is missing copy of HOA Verification and Insurance Verification for the Property [Redacted], [Redacted], [Redacted].				Reviewer Comment (2024-04-18): evidence of no HOA for this property has been received Buyer Comment (2024-04-18): Trouble uploading the doc Buyer Comment (2024-04-18): No HOA sfh Buyer Comment (2024-04-18): Property screed as SFH no HOA dues Buyer Comment (2024-04-18): Property details attached SFH no HOA dues	04/18/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175977		3158517479		30417175			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-22): Sufficient Cure Provided At Closing		04/22/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175978		3158517480		30340375			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-12): Sufficient Cure Provided At Closing		04/12/2024		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175979		3158517481		30338415			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		The file was missing a copy of the Credit Report				Reviewer Comment (2024-04-15): CBR received Buyer Comment (2024-04-15): see attached credit report	04/15/2024			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175979		3158517481		30338923			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Credit History	Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.	Waterfall finding due to Loan file is missing a copy of the credit report.				Reviewer Comment (2024-04-15): CBR received Buyer Comment (2024-04-15): credit report was uploaded	04/15/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175979		3158517481		30338924			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Required Credit Report Not Provided to Evidence Debts	Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities.	Credit report is missing in file				Reviewer Comment (2024-04-15): CBR received Buyer Comment (2024-04-15): credit report was uploaded	04/15/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175979		3158517481		30338934			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Waterfall finding due to the missing credit report.				Reviewer Comment (2024-04-15): CBR received	04/15/2024			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175979		3158517481		30338935			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall finding due to the missing credit report, resulting in a loan designation discrepancy.				Reviewer Comment (2024-04-15): CBR received Buyer Comment (2024-04-15): credit report uploaded	04/15/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175979		3158517481		30338942			Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.		The file is missing a copy of the credit report - representative FICO cannot yet be confirmed.				Reviewer Comment (2024-04-15): CBR received Buyer Comment (2024-04-15): credit report was uploaded	04/15/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175979		3158517481		30341494			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to Loan file is missing a copy of the credit report.				Reviewer Comment (2024-04-15): CBR received Buyer Comment (2024-04-15): credit report uploaded	04/15/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175979		3158517481		30341500			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Waterfall finding due to Loan file is missing a copy of the credit report.				Reviewer Comment (2024-04-15): CBR received	04/15/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175979		3158517481		30341530			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		All other conditions were not due to the missing credit report.				Reviewer Comment (2024-04-15): CBR received Buyer Comment (2024-04-15): credit report uploaded Buyer Comment (2024-04-15): credit report was uploaded	04/15/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175981		3158517485		30393947			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.					Reviewer Comment (2024-04-22): disclosure in file, [Redacted] Buyer Comment (2024-04-22): Please see Document [Redacted]	04/22/2024			1	B	A	B	A	B	A	B	A	B	A		NJ	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175981	3158517485	30393948	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the Loan Estimate.	Reviewer Comment (2024-04-22): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-04-22): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the 6 data elements  required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		04/22/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175981		3158517485		30393950			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted]exceeds tolerance of $[Redacted]plus [Reducted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-17): Sufficient Cure Provided At Closing		04/17/2024		1	A	A	A	A	A	A	A	A	A	A		NJ	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175981	3158517485	30409039	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions in the file for income calculation and product/program rest.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted] .

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted]  months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted] % and $[Redacted] .

The qualifying DTI on the loan is at least [Redacted] % less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-19): Universal Product Exception Form in file, exception approved with comp factors.			04/19/2024	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175982		3158517487		30384717			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-16): Sufficient Cure Provided At Closing		04/16/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175983		3158517488		30336988			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception thin credit/minimum tradeline requirement. Exception approved with comp factors.	Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-12): Universal Product Exception Form in file, exception approved with comp factors.			04/12/2024	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175985		3158517496		30380816			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-16): Sufficient Cure Provided At Closing		04/16/2024		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175986		3158517497		30338170			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The latest dated appraisal inspection date is [Redacted] . There was a FEMA disaster dated [Redacted] Need a post-disaster inspection form indicating no damage to the subject property and must be dated after the disaster declaration.				Reviewer Comment (2024-04-15): PDI with inspection date of [Redacted] shows no damage to subject property.	04/15/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175986		3158517497		30343602			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-12): Sufficient Cure Provided At Closing		04/12/2024		1	A	A	A	A	A	A	A	A	A	A		IL	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175988		3158517501		30371893			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Universal Product Exception Form in file for lender exception for credit history for a mortgage late payment on investment property within [Redacted] months of note date.. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-15): Universal Product Exception Form in file, exception approved with comp factors.			04/15/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175990		3158517503		30332986			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Calculated PITIA months reserves of [Redacted] is less than Guideline PITIA months reserves of [Redacted].				Reviewer Comment (2024-04-15): upon re-review of asset documentation, there are sufficient assets documented in file Buyer Comment (2024-04-15): Please see document D0002 showing total assets at $[Redacted]. Removing the $[Redacted] Cash to Close leaves $[Redacted] for reserves (only $[Redacted] was required)	04/15/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175990		3158517503		30333265			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to the borrower being short reserve requirements.				Reviewer Comment (2024-04-15): upon re-review of asset documentation, there are sufficient assets documented in file	04/15/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175990		3158517503		30333266			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to the borrower being short reserve requirements.				Reviewer Comment (2024-04-15): upon re-review of asset documentation, there are sufficient assets documented in file	04/15/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175990		3158517503		30335399			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of program restriction regarding [Redacted] months current rental verification. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-11): Universal Product Exception Form in file, exception approved with comp factors.			04/11/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175990		3158517503		30336240			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Loan file is missing the required verbal verification of employment for the borrower dated within [Redacted] business days of the Note.				Reviewer Comment (2024-04-12): WVOE in file is within [Redacted] business days and is sufficient. Buyer Comment (2024-04-12): Please see document D0218. VVOE not necessary due to WVOE already obtained	04/12/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175990		3158517503		30336757			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to the missing VVOE for the Borrower.				Reviewer Comment (2024-04-12): WVOE in file is within [Redacted] business days and is sufficient.	04/12/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175990		3158517503		30336774			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Loan file is missing the required verbal verification of employment for the borrower dated within [Redacted] business days of the Note.				Reviewer Comment (2024-04-12): WVOE in file is within [Redacted] business days and is sufficient.	04/12/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175990		3158517503		30336888			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-11): Sufficient Cure Provided At Closing		04/11/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175991		3158517504		30335121			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The FNMA UCDP in file had a risk score of [redacted] and the FHLMC UCDP provided a score of [redacted], which does not meet securitization requirements.				Reviewer Comment (2024-04-16): CDA supporting the appraised value has been received Buyer Comment (2024-04-16): Please see attached CDA supporting value.	04/16/2024			1	D	A	D	A	D	A	D	A	D	A		NY	Primary	Purchase		D	B	B	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175991		3158517504		30335325			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Creditor did not provide List of Homeownership Counseling Organizations to borrower.				Reviewer Comment (2024-04-16): HOC sent to borrower on [redacted] Buyer Comment (2024-04-16): Do not concur. HOC was included in Application package sent to the customer on [redacted]	04/16/2024			1	B	A	B	A	B	A	B	A	B	A		NY	Primary	Purchase		D	B	B	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175991		3158517504		30335326			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus [redacted]% or $[redacted]. Insufficient or no cure was provided to the borrower.	Fees added or increased without a valid COC and although the final Closing Disclosure reflected a tolerance cure of $[redacted], it was not sufficient to cure all of the tolerance issues.				Reviewer Comment (2024-04-17): SitusAMC: Sufficient cure provided. Full cure amount for tolerance violation was provided at closing (on final CD) resulting in a cleared exception. Buyer Comment (2024-04-16): Do not concur. Section E 10% tolerance fee overage was already cured at closing. 10% baseline for section is was $[redacted]. Amount charged to customer was $[redacted]. Cure in the amount of $[redacted] already given at closing.	04/17/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	B	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175991	3158517504	30335327	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Fees added or increased without a valid COC and although the final Closing Disclosure reflected a tolerance cure of $[redacted], it was not sufficient to cure all of the tolerance issues.	Reviewer Comment (2024-04-30): upon further review, the cure of $[redacted] is sufficient

Buyer Comment (2024-04-30): This is a rounding issue. LEs do not allow for cents to be disclosed, but LE only allows for whole dollar amounts to be disclosed. Fee was $[redacted], which AMC did acknowledge in comment on [redacted] [redacted] PM and [redacted] [redacted] PM

Reviewer Comment (2024-04-30): SitusAMC received Corrected CD, LOE to borrower, copy of cure refund for $[redacted].  However, we reflect the tolerance violation is for $[redacted] as baseline was $[redacted].  We are unable to determine if the baseline was rounded down and would either require to provide proof of the LE's credit report fee documentation to support the unrounded value for a correct cure amount determination, or additional cure refund is due.

Buyer Comment (2024-04-29): Please see attached PCCD and refund provided to the borrower

Reviewer Comment (2024-04-25): Rate was floating at application/initial LE and borrower proceeded to lock rate on [redacted] which is indicative of borrower intending to proceed with transaction.  Also note, credit report in file reflects $[redacted] cost for credit report which supports initially disclosed cost of $[redacted].

Buyer Comment (2024-04-23): As previously stated, CIC not required. LE V1 dated [redacted] and V2 dated [redacted] both expired [redacted], prior to Intent to Proceed being obtained on [redacted]. All fees were subject to change with the expiration date of [redacted], without requiring CICs. Credit Report fee increased after [redacted] expiration and was disclosed on updated LE V3 [redacted].

Reviewer Comment (2024-04-23): SitusAMC received rebuttal on LE's issued & that doc ID 0267 is not [redacted] LE.  However, the baseline was set at $[redacted] on the [redacted] Initial LE and fee increased on the [redacted] LE to $[redacted] (final amount of  $[redacted] on final CD), which is missing a valid changed circumstance for that increase on the [redacted] LE.  Provide additional information and documentation that supports the fee increase or cure is due to borrower.

Reviewer Comment (2024-04-23): EXCEPTION HISTORY - Exception Detail was updated on [redacted] PRIOR Exception Detail: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $[redacted] exceeds tolerance of $[redacted].  Insufficient or no cure was provided to the borrower. (7520)

Buyer Comment (2024-04-19): Please confirm. Document ID D0237 shows as an Audit Checklist. There also is no LE dated [redacted] for this loan. Documents D0356 and D0882 is LE V1 dated [redacted] showing expiry date [redacted]. Document D0276 is LE V2 dated [redacted] also showing expiry date [redacted]. Document D0279 is LE V3 dated [redacted] with an updated expiry date of [redacted] and updated fees. Document D0267 is not a [redacted] LE. This is an LE from [redacted] that the borrower provided to Chase for competitive comparison purposes.

Reviewer Comment (2024-04-19): SitusAMC received rebuttal, on LE dated [redacted] Document id D0237 LE expiry date is [redacted] so as per which changes should have been disclosed after [redacted]. A valid COC with additional information or cure is required. Cure consist of PCCD, LOE, proof of mailing and copy of refund check.

Buyer Comment (2024-04-17): Credit report fee was disclosed on LE V1 and V2 as $[redacted]. LE V1 and V2 expired [redacted], prior to Intent to Proceed bein obtained on [redacted]. LE V3 [redacted] disclosed updated Credit Report fee of $[redacted]. CIC not required due to LE V1 and V2 expired. Unable to locate amount of $[redacted] referenced by AMC.

Reviewer Comment (2024-04-17): SitusAMC received rebuttal comment, Bur, there seems to be no valid COC in the loan file for the Credit report fee increased of $[redacted] from $[redacted] on LE dated [redacted] and again increased of $[redacted] from $[redacted] on LE dated [redacted]. Please provide valid COC with additional information has to why the fee was increased on LE dated [redacted] and [redacted] or Cure would be due to borrower. Cure consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.

Buyer Comment (2024-04-16): Do not Concur. LEs expired and ITP received [redacted]. This is a valid CIC for increase of Credit report fee. Lev3 Issued timely on same day.
																			04/30/2024		2	C	B	C	B	C	B	C	B	C	B		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	B	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175991	3158517504	30370314	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions of elevated collateral risk.- specifically for multiple parcels with multiple dwellings. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [redacted] points.

Borrower has been employed in the same industry for more than [redacted] years.

Borrower has verified disposable income of at least $[redacted].

Borrower has worked in the same position for more than [redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted].

														The qualifying DTI on the loan is at least [redacted]% less than the guideline maximum.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-15): Universal Product Exception Form in file, exception approved with comp factors.			04/15/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		D	B	B	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175992		3158517506		30341631			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-12): Sufficient Cure Provided At Closing		04/12/2024		1	A	A	A	A	A	A	A	A	A	A		OH	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175992		3158517506		30341632			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-12): Sufficient Cure Provided At Closing		04/12/2024		1	A	A	A	A	A	A	A	A	A	A		OH	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175993	3158517510	30371230	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions of Thin credit profile for the coborrower. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-15): Universal Product Exception Form in file, exception approved with comp factors.			04/15/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175995	3158517515	30334350	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception of property/excess acreage as subject property has [Redacted] acres. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-11): Universal Product Exception Form in file, exception approved with comp factors.			04/11/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175995		3158517515		30334813			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-11): Sufficient Cure Provided At Closing		04/11/2024		1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175996	3158517516	30336404	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions of loan exception granted for Income doc waiver. Exception approved, with compensating factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-15): Universal Product Exception Form in file, exception approved with comp factors.			04/15/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175996		3158517516		30370533			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-15): Sufficient Cure Provided At Closing		04/15/2024		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175997		3158517517		30334899			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	List of Homeownership Counseling Organizations disclosure dated [Redacted] was not provided to applicant within three (3) business days of initial loan application dated [Redacted].				Reviewer Comment (2024-04-16): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-04-16): Do not Concur. App package and HOC both dated [Redacted]	04/16/2024			1	B	A	B	A	B	A	B	A	B	A		IL	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175997		3158517517		30334900			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate dated [Redacted] was not delivered or placed in the mail to borrower within three business days of initial loan application dated [Redacted].				Reviewer Comment (2024-04-16): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-04-16): Do not Concur. Fully Executed Purchase Contract received [Redacted]. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]. LE Required [Redacted], Issued [Redacted]. Application Package prior to [Redacted] did not have property address. Loan Estimate generated [Redacted] did have property address.	04/16/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175997	3158517517	30370838	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception for Borrower Two thin credit history. Exception approved, with comp factors.	The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-15): Universal Product Exception Form in file, exception approved with comp factors.			04/15/2024	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175998		3158517521		30345050			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-12): Sufficient Cure Provided At Closing		04/12/2024		1	A	A	A	A	A	A	A	A	A	A		IL	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175999		3158517522		30346546			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		Missing credit report generated at origination.				Reviewer Comment (2024-04-17): CBR received Buyer Comment (2024-04-17): Please see attached Credit Report	04/17/2024			1	D	A	D	A	D	A	D	A	D	A		NM	Second Home	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175999		3158517522		30346547			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Credit History	Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.	Waterfall finding due to missing credit report generated at origination.				Reviewer Comment (2024-04-17): CBR received	04/17/2024			1	C	A	C	A	C	A	C	A	C	A		NM	Second Home	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175999		3158517522		30346548			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Waterfall finding due to missing credit report generated at origination.				Reviewer Comment (2024-04-17): CBR received	04/17/2024			1	A	A	A	A	A	A	A	A	A	A		NM	Second Home	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175999		3158517522		30346549			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall finding due to missing credit report generated at origination, resulting in a loan designation discrepancy.				Reviewer Comment (2024-04-17): CBR received	04/17/2024			1	B	A	C	A	B	A	C	A	B	A		NM	Second Home	Purchase	Lender to provide updated ATR/QM status	D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221175999		3158517522		30346553			Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.		Missing credit report generated at origination.				Reviewer Comment (2024-04-17): CBR received	04/17/2024			1	C	A	C	A	C	A	C	A	C	A		NM	Second Home	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175999		3158517522		30382962			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Missing credit report generated at origination. Additionally, mortgage payment history is required and will be evaluated upon receipt of credit report.				Reviewer Comment (2024-04-17): CBR received	04/17/2024			1	C	A	C	A	C	A	C	A	C	A		NM	Second Home	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175999		3158517522		30382981			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Required Credit Report Not Provided to Evidence Debts	Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities.	Loan file is missing credit report generated at origination.				Reviewer Comment (2024-04-17): CBR received	04/17/2024			1	C	A	C	A	C	A	C	A	C	A		NM	Second Home	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175999		3158517522		30382982			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Required Credit Report Not Provided to Evidence Debts	Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities.	Loan file is missing credit report generated at origination.				Reviewer Comment (2024-04-17): CBR received	04/17/2024			1	C	A	C	A	C	A	C	A	C	A		NM	Second Home	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221175999	3158517522	30386993	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Not High Cost and Not Higher Priced	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home).	Property is a second home, however, declaration A, on final 1003 is answered 'Yes' (borrower will occupy as primary residence).	Reviewer Comment (2024-04-17): need an amended final 1003 signed or initialed by the borrowers, or since this is an EV2, this can be accepted as it is deemed not material.

Buyer Comment (2024-04-17): Do not concur. Loan property written as Second Home occupancy. Please see document D0321,(page 1824 of Loan File) Second Home Rider, which amends and supplements  the Mortgage signed at closing, stating that Section 6 (Occupancy) of the Security Instrument is deleted and replaced by Second Home Rider, decreeing Borrower must occupy and use the Property as Borrower's second home. 1003 signed at closing also shows Second Home occupancy, document D0124, (page184 of Loan File).
																		04/17/2024			1	B	A	B	A	B	A	B	A	B	A		NM	Second Home	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176000		3158517523		30344880			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	The Initial Closing Disclosure is dated [Redacted] and is not signed/dated to evidence receipt by the borrowers. The presumed receipt date would not have been at least 3 business days prior to closing. Need evidence of borrower receipt 3 business days prior to closing.				Reviewer Comment (2024-04-18): Disclosure tracking provided evidencing receipt of CD on [Redacted] by Borrower 1 Buyer Comment (2024-04-17): Do not concur - E-consent obtained for B1 [Redacted] and B2 [Redacted]. Initial CD created [Redacted]. Initial CD viewed via [Redacted] by B1 (only 1 borrower required for non-rescindable transactions) on [Redacted] which is more than 3 days prior to consummation date of [Redacted].	04/18/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176000		3158517523		30344898			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2024-04-22): final title policy received Buyer Comment (2024-04-22): TPOL provided by title post closing per requirements	04/22/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176001	3158517524	30336720	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception for use of $[Redacted] in business assets from an unseasoned business . Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of [Redacted] months PITIA or more.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-11): Universal Product Exception Form in file, exception approved with comp factors.			04/11/2024	2	B	B	B	B	B	B	B	B	B	B		GA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176001	3158517524	30336755	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exceptions to max DTI. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of [Redacted] months PITIA or more.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-11): Universal Product Exception Form in file, exception approved with comp factors.			04/11/2024	2	B	B	B	B	B	B	B	B	B	B		GA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176001	3158517524	30337044	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted]% significantly exceeds the guideline maximum of [Redacted]%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Universal Product Exception Form in file for lender exceptions to max DTI. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of [Redacted] months PITIA or more.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-12): Universal Product Exception Form in file, exception approved with comp factors.			04/12/2024	2	B	B	B	B	B	B	B	B	B	B		GA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176002		3158517526		30341104			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2024-04-24): final title policy received Buyer Comment (2024-04-24): TPOL was obtained post closing per our procedures	04/24/2024			1	B	A	B	A	B	A	B	A	B	A		WA	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176003		3158517527		30377714			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of 1) multiple financed properties exceeding guideline (Total Financed Properties = [Redacted]; Guideline = [Redacted]) and for the income/employment of borrower [Redacted]. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-16): Universal Product Exception Form in file, exception approved with comp factors.			04/16/2024	2	B	B	B	B	B	B	B	B	B	B		MI	Second Home	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176003		3158517527		30378042			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-16): Sufficient Cure Provided At Closing		04/16/2024		1	A	A	A	A	A	A	A	A	A	A		MI	Second Home	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221176004	3158517528	30407862	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception of thin credit, with both customers meet guideline option 2 without authorized signers being needed.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted] .

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted]  months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted] % and $[Redacted] .

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted] %.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted] %.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-18): Universal Product Exception Form in file, exception approved with comp factors.			04/18/2024	2	B	B	B	B	B	B	B	B	B	B		GA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176007	3158517537	30404214	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted],; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.	Reviewer Comment (2024-04-23): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-04-23): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the 6 data elements  required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		04/23/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176007		3158517537		30417671			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Evidence of delivery of the updated report on [Redacted]; however, no evidence of receipt and the presumed receipt date would have been after the closing date.				Reviewer Comment (2024-04-23): proof of appraisal receipt by borrower received Buyer Comment (2024-04-23): Do not concur - Valuation dated [Redacted] was sent to the borrower[Redacted] via [Redacted] and viewed/received b he borrower [Redacted], prior to consummation date of [Redacted].	04/23/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176008	3158517538	30403949	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.	Reviewer Comment (2024-04-22): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-04-22): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the 6 data elements  required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		04/22/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176009		3158517539		30392127			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP report in file had a risk score of [Redacted], which does not meet securitization requirements.				Reviewer Comment (2024-04-23): AVM supporting the appraised value has been received Buyer Comment (2024-04-23): Please see attached AVM supporting value.	04/23/2024			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Purchase		D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176009		3158517539		30392175			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall finding due to the missing required Third Party verification of the borrower's self-employment, resulting in a loan designation discrepancy.				Reviewer Comment (2024-04-22): 3rd party verification of self-employment received	04/22/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221176009		3158517539		30392176			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - C-Corp 1120	General QM: Unable to verify current [Redacted] status using reasonably reliable third-party records.	The file is missing the required third party verification for the borrower's self-employment.				Reviewer Comment (2024-04-22): 3rd party verification of self-employment received Buyer Comment (2024-04-22): Please see 3rd party verification of self-employment	04/22/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176009		3158517539		30392177			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to the missing third party verification of the borrower's self-employment.				Reviewer Comment (2024-04-22): 3rd party verification of self-employment received	04/22/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176009		3158517539		30392178			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted], Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted].					Reviewer Comment (2024-04-19): Documentation in file meets Lender guidelines.			04/19/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176009	3158517539	30392179	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application date of [Redacted].	Reviewer Comment (2024-04-22): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-04-22): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the 6 data elements  required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		04/22/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176009		3158517539		30392181			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Reducted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-17): Sufficient Cure Provided At Closing		04/17/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221176009		3158517539		30392185			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The file is missing the required third party verification for the borrower's self-employment.				Reviewer Comment (2024-04-22): 3rd party verification of self-employment received	04/22/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176009		3158517539		30392188			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to the missing third party verification of the borrower's self-employment.				Reviewer Comment (2024-04-22): 3rd party verification of self-employment received	04/22/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176009		3158517539		30392208			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions for Income Calc for Self-Employment. Customer is self-employed in the [Redacted] business for [Redacted] years and the request to not use [Redacted] returns in the income calc and just use the YTD P&L through [Redacted] as the income. . Exception approved, with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has worked in the same position for more than [Redacted] years. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted] % and $[Redacted] . The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted] %. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted] %. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-19): Universal Product Exception Form in file, exception approved with comp factors.			04/19/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176010		3158517540		30396514			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Waterfall finding due to Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-04-22): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-04-22): Please see document uploaded [Redacted] for LE Timeliness/Timing. However, Appraisal Disclosure was generated and sent to the borrower in the Application Package dated [Redacted]. Please see Document [Redacted]	04/22/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221176010	3158517540	30396519	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.	Reviewer Comment (2024-04-22): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-04-22): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the 6 data elements required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted]do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		04/22/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176010		3158517540		30396520			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Reducted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	The recording service fee was previously disclosed to the borrower on the loan estimate as $[Redacted] but it increased on the closing disclosure to $[Redacted] with no cure provided to the borrower.				Reviewer Comment (2024-04-23): [Redacted] received VCC for POA. Buyer Comment (2024-04-22): Do not concur. Power of Attorney added [Redacted] with valid CIC same day. Recording fees updated and disclosed on CD V1 [Redacted]	04/23/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221176010		3158517540		30396566			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Insurance Verification is missing in file.				Reviewer Comment (2024-04-22): verification of tax info for REO property received Buyer Comment (2024-04-22): Attached ins and taxes for prop [Redacted]	04/22/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176013		3158517552		30403323			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Reducted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-18): Sufficient Cure Provided At Closing		04/18/2024		1	A	A	A	A	A	A	A	A	A	A		MA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221176014	3158517553	30393510	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the Loan Estimate.	Reviewer Comment (2024-04-22): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-04-22): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the 6 data elements required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		04/22/2024			1	C	A	C	A	C	A	C	A	C	A		PA	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176014	3158517553	30412802	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception for approved Product/Program restrictions for moving to a new state with new employment.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted] .

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted]  months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted] % and $[Redacted] .

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted] %.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted] %.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-19): Universal Product Exception Form in file, exception approved with comp factors.			04/19/2024	2	B	B	B	B	B	B	B	B	B	B		PA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176015		3158517555		30392473			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Final title policy was not provided in the file and the preliminary report in the file doe not reflect a coverage amount .				Reviewer Comment (2024-04-26): title policy received Buyer Comment (2024-04-26): Title Policy received Post Closing per procedures	04/26/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176015		3158517555		30392673			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exception for Debt to Income Ratio (DTI) does not meet core due to not meeting 24 months non retirement. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [redacted] years. Borrower has verified disposable income of at least $[redacted]. Borrower has worked in the same position for more than [redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted]. The representative FICO score exceeds the guideline minimum by at least [redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-18): Universal Product Exception Form in file, exception approved with comp factors.			04/18/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176015		3158517555		30392689			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus [redacted]% or $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-17): Sufficient Cure Provided At Closing		04/17/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221176015		3158517555		30392692			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to lender exception for Debt to Income Ratio (DTI) does not meet core due to not meeting 24 months non retirement, resulting in a loan designation discrepancy.				Reviewer Comment (2024-04-18): Universal Product Exception Form in file, exception approved with comp factors.	04/18/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221176015		3158517555		30392698			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [redacted]% moderately exceeds the guideline maximum of [redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Universal Product Exception Form in file for lender exception for Debt to Income Ratio (DTI) does not meet core due to not meeting 24 months non retirement. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [redacted] years. Borrower has verified disposable income of at least $[redacted]. Borrower has worked in the same position for more than [redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted]. The representative FICO score exceeds the guideline minimum by at least [redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-18): Universal Product Exception Form in file, exception approved with comp factors.			04/18/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176015		3158517555		30392699			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to lender exception for Debt to Income Ratio (DTI) does not meet core due to not meeting 24 months non retirement.				Reviewer Comment (2024-04-18): Universal Product Exception Form in file, exception approved with comp factors.	04/18/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176015	3158517555	30392700	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [redacted], which was more than 3 business days after the application date of [redacted]. The property was not identified on [redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.	Reviewer Comment (2024-04-22): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-04-22): Initial LE was not required until [redacted]. Loan was HBA/"Credit Only" and did not have all of the 6 data elements required to create an LE. Purchase Contract was received [redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [redacted]. Application Package documents from [redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. Chase was not made aware of purchase property street address until [redacted] when sales contract was received
																		04/22/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176016		3158517557		30406826			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted]plus [Reducted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	Recording fee total in the amount of $[Redacted]disclosed on Loan Estimate dated [Redacted] increased to $[Redacted]on the final Closing Disclosure dated [Redacted]. File does not contain a valid Change of Circumstance for this fee, however a cure was provided in the amount of $[Redacted] but it was insufficient to cover all of the tolerance issues.				Reviewer Comment (2024-04-25): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Buyer Comment (2024-04-23): A cure in the amount of $[Redacted] was provided at closing to cover the increase of Recording fees outside of the [Redacted]% tolerance allotted	04/25/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221176016		3158517557		30406827			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Transfer tax fee in the amount of $[Redacted] disclosed on Loan Estimate dated [Redacted] increased to $[Redacted] on the final Closing Disclosure dated [Redacted]. File does not contain a valid Change of Circumstance for this fee, however a cure was provided in the amount of $[Redacted] but it was insufficient to cover all of the tolerance issues.				Reviewer Comment (2024-04-25): [Redacted] received valid COC document Buyer Comment (2024-04-23): Do not concur - Loan Amount was increased [Redacted] resulting in increase to Loan Discount Points. Valid CIC showing Loan Discount Points Change on [Redacted]. CD V2 disclosed [Redacted] shows increase to Loan Discount Points. Note: Exception Detail shows fee in question is Points, but Exception Information references Transfer tax. Transfer tax is addressed in Exception [Redacted]	04/25/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221176016	3158517557	30406830	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Transfer tax fee in the amount of $[Redacted] disclosed on Loan Estimate dated [Redacted] increased to $[Redacted] on the final Closing Disclosure dated [Redacted] . File does not contain a valid Change of Circumstance for this fee, however a cure was provided in the amount of $[Redacted] but it was insufficient to cover all of the tolerance issues.	Reviewer Comment (2024-04-25): [Redacted] received valid COC document

Buyer Comment (2024-04-23): Do not concur - Loan Amount was increased [Redacted] resulting in increase to State Mortgage Tax. Valid CIC showing Loan Amount Change on [Redacted]. CD V2 disclosed [Redacted] shows increase to State Mortgage Tax. Whereas the purchase price typically determines the Transfer Tax amount on a purchase loan, [Redacted] State Mortgage tax is determined by the loan amount.

Buyer Comment (2024-04-23): Do not concur - Loan Amount was increased [Redacted] resulting in increase to State Mortgage Tax. Valid CIC showing Loan Amount Change on[Redacted]  CD V2 disclosed [Redacted]shows increase to State Mortgage Tax. Whereas the purchase price typically determines the Transfer Tax amount on a purchase loan, [Redacted] State Mortgage tax is determined by the loan amount.
																		04/25/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221176016		3158517557		30417863			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Missing borrower insurance verification for real-estate owned property [Redacted] , [Redacted] .				Reviewer Comment (2024-04-24): REO documentation received Buyer Comment (2024-04-24): Attached is the insurance	04/24/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176016		3158517557		30417869			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Missing borrower tax verification for real-estate owned property [Redacted] , [Redacted] .				Reviewer Comment (2024-04-24): REO documentation received Buyer Comment (2024-04-24): taxes for the property	04/24/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176016		3158517557		30441736			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Reducted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure provided at closing.				Reviewer Comment (2024-04-25): Sufficient Cure Provided At Closing		04/25/2024		1		A		A		A		A		A		NY	Second Home	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221176017	3158517558	30392058	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exceptions of Loan Amount (agency loan amount) and Product/Program Restriction (to waive current lease and accept payments part in cash).	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-18): Universal Product Exception Form in file, exception approved with comp factors.			04/18/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176018		3158517560		30393264			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exceptions of Loan Amount Exception approved with comp factors.	Borrower has worked in the same position for more than [Redacted] years. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted] % and $[Redacted] .		SitusAMC SitusAMC	Reviewer Comment (2024-04-22): Universal Product Exception Form in file, exception approved with comp factors. Buyer Comment (2024-04-22): Attached 2nd exception form that has the ratios at [Redacted] loan closed at [Redacted] no other documents needed			04/22/2024	2	C	B	C	B	C	B	C	B	C	B		IN	Primary	Purchase		C	B	C	B	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
221176018		3158517560		30393265			Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of ___ is less than Guideline representative FICO score of ___.	Universal Product Exception Form in file for lender exceptions of no credit score approved by Sr. Management subject to full underwrite. Exception approved with comp factors.	Borrower has worked in the same position for more than [Redacted] years. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted] % and $[Redacted] .		SitusAMC SitusAMC	Reviewer Comment (2024-04-22): Universal Product Exception Form in file, exception approved with comp factors.			04/22/2024	2	C	B	C	B	C	B	C	B	C	B		IN	Primary	Purchase		C	B	C	B	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
221176018		3158517560		30393753			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Based on interest rate and fees / discount points charged, this loan appears to be High Priced QM (APOR (rebuttable presumption QM). Please confirm and we can update loan designation and re-test.				Reviewer Comment (2024-04-23): client confirms rebuttable presumption as loan designation Buyer Comment (2024-04-23): [Redacted] shows loan designation as Rebuttable Presumption	04/23/2024			1	B	A	C	A	B	A	C	A	B	A		IN	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
221176018	3158517560	30393755	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	The initial Loan Estimate was issued on [Redacted] , which is more than 3 business days after the application date [Redacted] . The property was not identified on [Redacted] , however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.	Reviewer Comment (2024-04-22): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-04-22): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the 6 data elements required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		04/22/2024			1	C	A	C	A	C	A	C	A	C	A		IN	Primary	Purchase	No Defined Cure	C	B	C	B	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
221176018		3158517560		30393756			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Reducted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-17): Sufficient Cure Provided At Closing		04/17/2024		1	A	A	A	A	A	A	A	A	A	A		IN	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
221176018		3158517560		30408559			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Other income used to qualify, per [Redacted] income, declined in [Redacted] , and the [Redacted] YTD distribution supported $[Redacted] per month. Lender used $[Redacted] to qualify.				Reviewer Comment (2024-04-22): updated exception form with income clarification included has been received	04/22/2024			1	C	A	C	A	C	A	C	A	C	A		IN	Primary	Purchase		C	B	C	B	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
221176018		3158517560		30408564			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Other income used to qualify, per [Redacted] income, declined in [Redacted] , and the [Redacted] YTD distribution supported $[Redacted] per month. Lender used $[Redacted] to qualify.				Reviewer Comment (2024-04-22): updated exception form with income clarification included has been received	04/22/2024			1	C	A	C	A	C	A	C	A	C	A		IN	Primary	Purchase		C	B	C	B	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
221176018		3158517560		30408565			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to the Other income used to qualify, per [Redacted] income, declined in [Redacted] , and the [Redacted] YTD distribution supported $[Redacted] per month. Lender used $[Redacted] to qualify.				Reviewer Comment (2024-04-22): updated exception form with income clarification included has been received	04/22/2024			1	C	A	C	A	C	A	C	A	C	A		IN	Primary	Purchase		C	B	C	B	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
221176019		3158517563		30393085			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus [redacted]% or $[redacted]. Insufficient or no cure was provided to the borrower.	The Recording Fee was previously disclosed to the borrower on the loan estimate as $[redacted] but it increased on the closing disclosure to $[redacted] with no valid Change of Circumstance found in the file and although the final Closing Disclosure reflected a tolerance cure it was not sufficient to cure all of the tolerance issues.				Reviewer Comment (2024-04-25): SitusAMC: Sufficient cure provided. Full cure amount for tolerance violation was provided at closing (on final CD) resulting in a cleared exception. Buyer Comment (2024-04-23): A cure in the amount of $[redacted] was provided at closing to cover the increase of Recording fees outside of the [redacted]% tolerance allotted	04/25/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	B	B	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221176019	3158517563	30393086	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	The loan discount point was previously disclosed to the borrower on the loan estimate as $[redacted] but it increased on the CD to $[redacted] with no valid Change of Circumstance found in the file and although the final Closing Disclosure reflected a tolerance cure it was not sufficient to cure all of the tolerance issues.	Reviewer Comment (2024-05-02): EXCEPTION HISTORY - Exception Detail was updated on [redacted] PRIOR Exception Detail: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower. (7200)

Reviewer Comment (2024-04-30): [redacted] LDP was $[redacted], and [redacted] LDP was $[redacted], leaving a difference of $[redacted] required for cure of LDP exception.

Buyer Comment (2024-04-30): Per Legal the Loan Discount points increase of $[redated] on CDv2 was disclosed timely on 2 CDs. The issue is the customer's paid portion of the loan discount points increased again on [redacted] in the amount of $[redacted] without a valid CIC. The cure amount due back is $[redacted]. Please confirm this cure amount.

Reviewer Comment (2024-04-29): SitusAMC received valid changed circumstance dated [redacted]. However, the fee further increased of $[redacted] from $[redacted] and file does not contain valid COC for the fee was increased. Please provide valid COC with additional information as to why the fee was increased on [redacted] CD or Cure is required to borrower. Cure consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.

Buyer Comment (2024-04-25): Do not concur. The product chance CIC happened on [redacted]. This is a valid reasoning for the Loan Discount points increase. Also all other CICs mentioned on 1st dispute pushed out after the loan came out of suspense on [redacted]. Meaning 2 Closing disclosures went out timely. 1st one on the [redacted] and the second CD on the [redacted]. Both within 3 days of the increase.

Reviewer Comment (2024-04-25): SitusAMC received LOX with copy of the system snip indicates Product changed & Loan amount decreased on [redacted]. However, the fee was increased of $[redacted] from $[redacted] on CD dated [redacted] and file does not contain valid COC for the fee was increased. Please provide valid COC with additional information as to why the fee was increased on [redacted] CD or Cure is required to borrower.

Buyer Comment (2024-04-23): Do not concur - Loan Amount decreased and Loan Product was changed [redacted] resulting in increase to Loan Discount Points. Valid CIC showing Loan Discount Points Change on [redacted]. CD V2 disclosed [redacted] shows increase to Loan Discount Points
																					3	C	C	C	C	C	C	C	C	C	C		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	B	B	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221176019		3158517563		30393165			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of PAG declines. Exception approved with comp factors.	Borrower has verified disposable income of at least $[redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted]. The representative FICO score exceeds the guideline minimum by at least [redacted] points.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-19): • Universal Product Exception Form in file, exception approved with comp factors.			04/19/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	C	B	B	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176019		3158517563		30411089			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exceptions of DTI . Exception approved with comp factors.	Borrower has verified disposable income of at least $[redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted]. The representative FICO score exceeds the guideline minimum by at least [redacted] points.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-22): Universal Product Exception Form in file, exception approved with comp factors.			04/22/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	C	B	B	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176019		3158517563		30411090			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exceptions of Loan Amount. Exception approved with comp factors.	Borrower has verified disposable income of at least $[redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted]. The representative FICO score exceeds the guideline minimum by at least [redacted] points.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-19): Universal Product Exception Form in file, exception approved with comp factors.			04/19/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	C	B	B	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176019		3158517563		30411375			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [redacted]% significantly exceeds the guideline maximum of [redacted]%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Universal Product Exception Form in file for lender exceptions of DTI . Exception approved with comp factors.	Borrower has verified disposable income of at least $[redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted]. The representative FICO score exceeds the guideline minimum by at least [redacted] points.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-22): Universal Product Exception Form in file, exception approved with comp factors.			04/22/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	C	B	B	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176020		3158517564		30404166			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Provide a copy of the final title policy or an addendum to the the report verifying title insurance of at least the loan amount.				Reviewer Comment (2024-04-29): title policy received, D0879 Buyer Comment (2024-04-29): Final Title Policy received post closing per process	04/29/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176020	3158517564	30404289	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [redacted], which was more than 3 business days after the application date of [redacted]. The property was not identified on [redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.	Reviewer Comment (2024-04-22): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-04-22): Initial LE was not required until [redacted]. Loan was HBA/"Credit Only" and did not have all of the 6 data elements required to create an LE. Purchase Contract was received [redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [redacted]. Application Package documents from [redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. Chase was not made aware of purchase property street address until [redacted] when sales contract was received
																		04/22/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176021		3158517565		30396075			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Waterfall finding due to failure of HPML test, resulting in a loan designation discrepancy. Final APR of [redacted]% exceeds HPML threshold of [redacted]%.				Reviewer Comment (2024-04-22): client provided evidence that this loan should have been ran as HPQM (APOR) (rebuttable presumption QM) Buyer Comment (2024-04-22): Chase shows loan carries designation of Rebuttable Presumption Buyer Comment (2024-04-22): Attached QM results and screen shots	04/22/2024			1	B	A	C	A	B	A	C	A	B	A		NY	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	B	B	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
221176021		3158517565		30396086			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $[redacted] is less than amount of binding Lender Credit previously disclosed in the amount of $-[redacted].	Lender Credit disclosed as -$[redacted] on the initial Loan Estimate dated [redacted] but disclosed as $[redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for decrease and no evidence of a tolerance cure found.				Reviewer Comment (2024-04-23): COC information provided for rate lock. Buyer Comment (2024-04-22): Valid CICs for Loan Discount Points, Required Fees, and Initial Lock happened on [redacted]. All valid for premium pricing to change to positive loan discount points. Premium pricing decreased to positive points and disclosed timely on [redacted] on Lev2.	04/23/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
221176021	3158517565	30396087	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on the initial Loan Estimate. A valid change of circumstance not provided for disclosure of new fee and no evidence of a tolerance cure was found.	Reviewer Comment (2024-04-26): SitusAMC received valid COC document.

Buyer Comment (2024-04-24): Do not concur. Interest rate was not locked until [redacted]. Interest Rate and Discount points are subject to change at any time without CIC up until locked. Discount Points increase disclosed on LE V2 [redacted], with initial lock. Product change occurred [redacted] resulting in increase to Loan Discount Points. Valid CIC showing Product and Loan Discount Points changes on [redacted]. LE V3 disclosed [redacted] shows increase to Loan Discount Points.

Reviewer Comment (2024-04-24): SitusAMC received COC for [redacted], however COC states old value as [redacted]% and new value as [redacted]% and as per CD dated [redacted] new value is [redacted]%. Please provide valid COC or cure is required. Cure consist of PCCD, LOE, proof of mailing & copy of refund check..

Buyer Comment (2024-04-22): Do not concur. Loan points decreased from $[redacted] to $[redacted]. No CIC is required when positive points decrease. Signed CD- positive went down and customer was not over charged. CIC or Cure not required. Valid CIC on [redacted] for increase of points on CDv2 on [redacted] also attached.
																		04/26/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
221176021	3158517565	30396168	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exception for loan amount of $[redacted] below guideline of $[redacted]. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [redacted] points.

Borrower has been employed in the same industry for more than [redacted] years.

Borrower has verified disposable income of at least $[redacted].

Borrower has worked in the same position for more than [redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted].

														The qualifying DTI on the loan is at least [redacted]% less than the guideline maximum.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-19): Universal Product Exception Form in file, exception approved with comp factors.			04/19/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	B	B	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
221176021	3158517565	30411701	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception due to PAG decline because of operating loss for the project exceeds [redacted]%. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [redacted] points.

Borrower has been employed in the same industry for more than [redacted] years.

Borrower has verified disposable income of at least $[redacted].

Borrower has worked in the same position for more than [redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted].

														The qualifying DTI on the loan is at least [redacted]% less than the guideline maximum.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-19): Universal Product Exception Form in file, exception approved with comp factors.			04/19/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	B	B	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
221176022		3158517566		30403652			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Tax Verification is missing.				Reviewer Comment (2024-04-23): tax amount for REO property received Buyer Comment (2024-04-23): Attached is the closing disclosure for the old highway the customers closed on this loan on [Redacted] they have the tax amount on the disclosure	04/23/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176023		3158517567		30402039			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		Trust Rider is missing in file.				Reviewer Comment (2024-04-23): trust rider not required for this situation Buyer Comment (2024-04-23): We Received confirmation from Specialty Support a Trust Rider is not required on a Irrevocable Trust	04/23/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	B	C	B	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
221176023		3158517567		30402163			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	The file was missing a copy of the Homeownership Counseling disclosure or proof of the borrower's receipt within 3 days of the application date.				Reviewer Comment (2024-04-22): HOC doc received Buyer Comment (2024-04-22): Do not Concur. HOC and application both dated [redacted]	04/22/2024			1	B	A	B	A	B	A	B	A	B	A		FL	Second Home	Purchase		C	B	C	B	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
221176023		3158517567		30411133			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exceptions to the minimum loan amount. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [redacted] points. Borrower has been employed in the same industry for more than [redacted] years. Borrower has verified disposable income of at least $[redacted]. Borrower has worked in the same position for more than [redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted].	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-19): Universal Product Exception Form in file, exception approved with comp factors.			04/19/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Second Home	Purchase		C	B	C	B	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
221176023	3158517567	30411146	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Loan is testing as a Higher-Priced loan, resulting in a loan designation discrepancy. File includes high cost analysis, with the latest dated one of [redacted], which indicates the undiscounted interest rate is [redacted]%, which is also the note rate. Additionally, the borrower paid loan discount points.	Reviewer Comment (2024-04-26): client has accepted/confirmed rebuttable presumption (HPML)

Buyer Comment (2024-04-26): Agree to disagree and accept loan designation of Rebuttable Presumption

Reviewer Comment (2024-04-25): AMC deems this loan to be HPML (Rebuttable Presumption) based on the following information:
The loan did not close with the same rate as initial rate lock (Note rate is [redacted] and initial rate lock is [redacted]) which indicates the rate was set at a later time.
Reg Z provides a definition and commentary of Rate Set, specifically in Comment 32(a)(1)-3, Comment 43(b)(4)-3, and Comment 35(a)(1)-2 which refer to re-setting the interest "at a different level".
2. Rate set. A transaction's annual percentage rate is compared to the average prime offer rate as of the date the transaction's interest rate is set (or "locked") before consummation. Sometimes a creditor sets the interest rate initially and then re-sets it at a different level before consummation. The creditor should use the last date the interest rate is set before consummation.
Accordingly, any time a rate is re-set at a different level (rate changes) - for any reason - would be a rate re-set event. The initial rate lock is considered the rate set date unless 1) the rate changes or 2) the interest rate at lock does not match the interest rate at consummation, in which case the latest date the rate was re-set at a different level is considered the rate set date.

Buyer Comment (2024-04-23): Do not agree. Rae Lock never expired. Rate was changed and disclosed [redacted] due to loan product changing from Agency to non-agency [redacted]. Rate set date remained [redacted]. Per the Federal Register's Reg Z rules effective [redacted], APOR for a comparable transaction is as of the date the interest rate is set. Although the rate itself changed, pricing remained based on what was available as of the initial lock date of [redacted]

Reviewer Comment (2024-04-22): Initial lock date of [redacted] with rate of [redacted]%, then there is a later re-lock agreement, D0322 dated [redacted] with an interest rate of [redacted]%, and this is how the loan closed.  AMC is using an index of [redacted]% based on the later re-lock agreement.  [redacted] + [redacted] gives a threshold of [redacted]% and the loan closed with an APR [redacted]%.

Buyer Comment (2024-04-22): Rate set date was [redacted]. According to Freddie Mac, Prime Rate was [redacted]% on [redacted]. Prime of [redacted] + [redacted] gives threshold of [redacted]% AMC used rate of [redacted]% for their test.

Reviewer Comment (2024-04-22): The undiscounted rate of [redacted]% is the same as the rate the loan closed with, [redacted]%.  The borrower paid [redacted]% ($[redacted]) in points with no decrease in the interest rate.  This loan remains classified as a higher priced QM (APOR) loan.  Because the rate did not decrease with the payment of points, none of the points cost is considered bona fide.  The loan can be re-designated as Higher Priced QM (APOR) to resolve this condition, with client approval.

Buyer Comment (2024-04-22): Uploaded the Undiscounted Interest Rate History Screen
																		04/26/2024			1	B	A	C	A	B	A	C	A	B	A		FL	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
221176023		3158517567		30411186			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions for title vesting in an irrevocable trust. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [redacted] points. Borrower has been employed in the same industry for more than [redacted] years. Borrower has verified disposable income of at least $[redacted]. Borrower has worked in the same position for more than [redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted].	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-19): Universal Product Exception Form in file, exception approved with comp factors.			04/19/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Second Home	Purchase		C	B	C	B	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
221176023		3158517567		30411550			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus [redacted]% or $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-19): Sufficient Cure Provided At Closing		04/19/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Second Home	Purchase	Final CD evidences Cure	C	B	C	B	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
221176024	3158517569	30406074	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on[Redacted] , which was more than 3 business days after the application date of [Redacted] ,. The property was not identified on [Redacted] ,; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.	Reviewer Comment (2024-04-23): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-04-23): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the 6 data elements required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		04/23/2024			1	C	A	C	A	C	A	C	A	C	A		MD	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176026		3158517571		30393256			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Reducted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted] % or $[Redacted] . Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-04-17): Sufficient Cure Provided At Closing		04/17/2024		1	A	A	A	A	A	A	A	A	A	A		MA	Second Home	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221176027		3158517573		30404794			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Loan is testing as a Higher-Priced Loan, resulting in a loan designation discrepancy. Please confirm if this loan is considered rebuttable presumption and we will re-designate and re-test.				Reviewer Comment (2024-04-24): client confirmed loan's designation is rebuttable presumption - compliance testing re-ran Buyer Comment (2024-04-24): [Redacted] shows loan designation as Rebuttable Presumption	04/24/2024			1	B	A	C	A	B	A	C	A	B	A		TX	Second Home	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
221176027	3158517573	30404795	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/[Redacted] )	Reviewer Comment (2024-04-24): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-04-24): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the 6 data elements required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent[Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		04/24/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Second Home	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
221176030		3158517577		30392553			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Reducted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-17): Sufficient Cure Provided At Closing		04/17/2024		1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Purchase	Final CD evidences Cure	C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221176030		3158517577		30408840			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Missing evidence of insurance for retained investment property.				Reviewer Comment (2024-04-22): REO documentation received Buyer Comment (2024-04-22): Property is a condo attached the HOA statement	04/22/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176030	3158517577	30410842	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception related to income doc and income calc allowing use of the employment agreement letter supporting a 1 year employment term, which does not meet standard guidelines. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has verified disposable income of at least $[Redacted] .

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted]  months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted] % and $[Redacted] .

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted] %.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted] %.

														The qualifying DTI on the loan is at least [Redacted] % less than the guideline maximum.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-19): Universal Product Exception Form in file, exception approved with comp factors.			04/19/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176031	3158517579	30405794	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [redacted], which was more than 3 business days after the application date of [redacted]. The property was not identified on [redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.	Reviewer Comment (2024-04-25): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-04-23): Initial LE was not required until [redacted]. Loan was HBA/"Credit Only" and did not have all of the 6 data elements required to create an LE. Purchase Contract was received [redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [redacted]. Application Package documents from [redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. Chase was not made aware of purchase property street address until [redacted] when sales contract was received
																		04/25/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176031		3158517579		30405795			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus [redacted]% or $[redacted]. Insufficient or no cure was provided to the borrower.	Recording Fee disclosed as $[redacted] on the initial Loan Estimate but disclosed as $[redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for fee increase. The cure provided at closing ($[redacted]) is insufficient to address all tolerance violations.				Reviewer Comment (2024-04-25): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Buyer Comment (2024-04-23): A cure in the amount of $[redacted] was provided at closing to cover the increase of Recording fees outside of the [redacted]% tolerance allotted	04/25/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221176031		3158517579		30405797			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on the initial Loan Estimate. A valid change of circumstance not provided for disclosure of new fee. The cure provided at closing ($[redacted]) is insufficient to address all tolerance violations.				Reviewer Comment (2024-04-25): SitusAMC received VCC for rate change. Buyer Comment (2024-04-23): Do not concur - Appraised Value received [redacted] and Loan Rate decreased [redacted] resulting in increase to Loan Discount Points. Valid CIC showing Loan Discount Points Change on [redacted]. CD V2 disclosed [redacted] shows increase to Loan Discount Points	04/25/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221176031		3158517579		30418778			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $[redacted] is less than amount of binding Lender Credit previously disclosed in the amount of $-[redacted].	Lender Credit disclosed as -$[redacted] on the initial Loan Estimate but disclosed as $[redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for decrease. The cure provided at closing ($[redacted]) is insufficient to address all tolerance violations.				Reviewer Comment (2024-04-25): lender credit issue resolved Buyer Comment (2024-04-23): Do not concur. Loan had premium pricing/negative discount points. Appraised Value received [redacted] and Loan Rate decreased [redacted] resulting in increase to Loan Discount Points/removal of Lender Credit. CD V2 disclosed [redacted] shows removal of Lender Credit	04/25/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221176031		3158517579		30441216			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus [redacted]% or $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-04-25): Sufficient Cure Provided At Closing		04/25/2024		1		A		A		A		A		A		CA	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221176032		3158517580		30404623			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Files was missing copy of tax certificate for REO property in [Redacted] ., [Redacted] .				Reviewer Comment (2024-04-23): verification of property tax utilized received Buyer Comment (2024-04-23): UW used Market value per tax cert $[Redacted]* [Redacted]tax rate = $[Redacted]/ 12 = $[Redacted]	04/23/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176033		3158517582		30392230			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Waterfall finding due to the Initial Loan Estimate was issued on [Redacted] , which was more than 3 business days after the application date of [Redacted] . The property was not identified on [Redacted] ; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the Loan Estimate.				Reviewer Comment (2024-04-23): [Redacted] confirmed purchase contract date. Buyer Comment (2024-04-22): Do not Concur. Loan App dated [Redacted] is not correct. Appraisal disclosure issued [Redacted] which is within 3 days of LE issued [Redacted]	04/23/2024			1	B	A	B	A	B	A	B	A	B	A		WA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221176033		3158517582		30392232			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of $-[Redacted] .	Lender Credits fee in the amount of $[Redacted] disclosed on initial Loan Estimate dated [Redacted] decreased to $[Redacted] on the final Closing Disclosure dated [Redacted] . File does not contain a valid Change of Circumstance for this fee, however a cure was provided in the amount of $[Redacted] but insufficient to cover two (2) fee tolerance fails in the total amount of $[Redacted] .				Reviewer Comment (2024-04-23): [Redacted] received VCC. Buyer Comment (2024-04-22): Do not Concur. Valid CICs for Loan Discount Points, Initial Lock, Required Fee change, and Loan Rate decreased all happened on [Redacted]. This is all valid CICs for the Premium pricing to decrease on same day. Premium pricing decreased to $[Redacted] and disclosed timely on Lev4 on [Redacted].	04/23/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221176033		3158517582		30392233			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted] , which was more than 3 business days after the application date of [Redacted] . The property was not identified on [Redacted] ; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the Loan Estimate.				Reviewer Comment (2024-04-23): [Redacted] confirmed purchase contract date. Buyer Comment (2024-04-22): Do not Concur. Fully Executed Purchase Contract received [Redacted]. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]. LE Required [Redacted], Issued [Redacted]. Application Package prior to [Redacted] did not have property address. Loan Estimate generated [Redacted] did have property address	04/23/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176033		3158517582		30392234			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Reducted]% or $[Redacted] . Insufficient or no cure was provided to the borrower.	Recording Fee Total in the amount of $[Redacted] disclosed on initial Loan Estimate dated [Redacted] increased to $[Redacted] on the final Closing Disclosure dated [Redacted] . File does not contain a valid Change of Circumstance for this fee, however a cure was provided in the amount of $[Redacted] but insufficient to cover two (2) fee tolerance fails in the total amount of $[Redacted] .				Reviewer Comment (2024-04-23): Sufficient cure provided at close. Buyer Comment (2024-04-22): Do not Concur. Do not concur. [Reducted]% fees are in section E only. A managed vendor was not used at closing. Fees in section C are unlimited. Baseline on LE was $[Redacted]and amount charged at closing was $[Redacted]. The amount of $[Redacted]was already cured at closing.	04/23/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221176033		3158517582		30408441			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception for allowing borrower1 income commencing after the note date.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has verified disposable income of at least $[Redacted] . Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted] % and $[Redacted] .	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-19): Universal Product Exception Form in file, exception approved with comp factors.			04/19/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176033		3158517582		30431730			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Reducted]% or $[Redacted] . Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure provided at close.				Reviewer Comment (2024-04-23): Sufficient Cure Provided At Closing		04/23/2024		1		A		A		A		A		A		WA	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221176034		3158517583		30403558			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [Redacted] and [Redacted] , which does not meet securitization requirements.				Reviewer Comment (2024-04-23): AVM supporting appraised value has been received Buyer Comment (2024-04-23): Please see attached AVM supporting value.	04/23/2024			1	D	A	D	A	D	A	D	A	D	A		TX	Primary	Purchase		D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176034	3158517583	30403747	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted] , which was more than 3 business days after the application date of [Redacted] . The property was not identified on [Redacted] ; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the Loan Estimate.	Reviewer Comment (2024-04-23): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-04-23): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the 6 data elements required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		04/23/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176035	3158517586	30408391	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted] , which was more than 3 business days after the application date of [Redacted] . The property was not identified on [Redacted] ; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the Loan Estimate.	Reviewer Comment (2024-04-23): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-04-23): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the 6 data elements required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		04/23/2024			1	C	A	C	A	C	A	C	A	C	A		CT	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176036		3158517587		30402307			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted] , which was more than 3 business days after the application date of [Redacted] . The property was not identified on [Redacted] ; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-04-22): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-04-22): Do not Concur. Fully Executed Purchase Contract received [Redacted]. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]. LE Required [Redacted], Issued [Redacted]. Application Package prior to [Redacted] did not have property address. Loan Estimate generated [Redacted] did have property address	04/22/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176036	3158517587	30409064	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exceptions related to loan amount , vesting in a Trust, and credit history. Exceptions approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted] .

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted]  months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted] % and $[Redacted] .

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted] %.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted] %.

The qualifying DTI on the loan is at least [Redacted] % less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-19): Universal Product Exception Form in file, exception approved with comp factors.			04/19/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176037		3158517588		30393260			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted] , which was more than 3 business days after the application date of [Redacted] . The property was not identified on [Redacted] ; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-04-22): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-04-22): Do not concur. Fully Executed Purchase Contract received [Redacted]. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]. LE Required [Redacted], Issued [Redacted] (Holiday on [Redacted]). Application Package prior to [Redacted] did not have property address. Loan Estimate generated [Redacted] did have property address	04/22/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176037		3158517588		30412113			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions related to [Redacted] 's thin credit history file. Exception approved with comp factors.	The qualifying DTI on the loan is at least [Redacted] % less than the guideline maximum. Borrower has verified disposable income of at least $[Redacted] . Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted] % and $[Redacted] . The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-19): Universal Product Exception Form in file, exception approved with comp factors.			04/19/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176038	3158517590	30392012	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions of Property type Title vesting is listed under property type / Approved to allow loan to close with split between two trusts.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-19): Universal Product Exception Form in file, exception approved with comp factors.			04/19/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Second Home	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221234114		3158517128		30442931			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification of appraisal was delivered to borrower was not provided				Reviewer Comment (2024-04-25): appraisal acknowledgement form received Buyer Comment (2024-04-25): Please review POR that was in file	04/25/2024			1	B	A	B	A	B	A	B	A	B	A		CO	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No